UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                 811-07142

Highland Funds II

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices) (Zip code)

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedules of Investments are attached herewith.

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2013	Highland Alpha Trend Strategies Fund

Shares		Value ($)
Exchange-Traded Funds (a) - 24.5%
4,000	SPDR S&P 500 ETF Trust	640,040

	Total Exchange-Traded Funds (Cost $653,135)	640,040

Investment Companies (b) - 25.2%
658,000	State Street Navigator Prime Securities Lending Portfolio	658,000

	Total Investment Companies (Cost $658,000)	658,000

Total Investments - 49.7% (Cost $1,311,135)		1,298,040

$1,469,143 in cash was segregated or on deposit with the brokers to cover investments sold short as of June 30, 2013 and is included in “Other Assets & Liabilities, Net”:

Shares
Securities Sold Short (c) - (27.3)%
Exchange-Traded Funds - (27.3)%
10,000	Powershares QQQ Trust Series 1, ETF	(712,100)

	Total Exchange-Traded Funds (Proceeds $704,150)	(712,100)

	Total Securities Sold Short (Proceeds $704,150)	(712,100)

Other Assets & Liabilities, Net - 77.6%		2,026,147

Net Assets - 100.0%		2,612,087

(a)	Securities (or a portion of securities) on loan. As of June 30, 2013, the market value of securities loaned was $641,680. The loaned securities were secured with cash collateral of $658,000. Collateral is calculated based on prior day’s prices.
(b)	Represents investments of cash collateral received in connection with securities lending.
(c)	The market value of the security pledged as collateral for short sales was $926,250. The pledged security is not presented on the Investment Portfolio due to pending sales of the security. After June 30, 2013, additional collateral was designated prior to settlement of the sale.

Glossary:
ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2013	Highland Alternative Income Fund

Shares		Value ($)
Exchange-Traded Funds - 47.3%
11,300	iShares iBoxx $ High Yield Corporate Bond Fund, ETF	1,026,944
2,000	PIMCO 0-5 Year High Yield Corporate Bond Index Fund, ETF	205,340
50,800	ProShares Short High Yield, ETF (a)	1,609,852
25,000	SPDR Barclays Short-Term High Yield Bond, ETF	754,500

	Total Exchange-Traded Funds (Cost $3,599,593)	3,596,636

Total Investments - 47.3% (Cost $3,599,593)		3,596,636

$6,402,945 in cash was segregated or on deposit with the brokers to cover investments sold short as of June 30, 2013 and is included in “Other Assets & Liabilities, Net”:

Shares
Securities Sold Short (b) - (4.9)%
Exchange-Traded Funds - (4.9)%
9,408	SPDR Barclays High Yield Bond, ETF	(371,522)

	Total Exchange-Traded Funds (Proceeds $367,971)	(371,522)

	Total Securities Sold Short (Proceeds $367,971)	(371,522)

Other Assets & Liabilities, Net - 57.6%		4,387,303

Net Assets - 100.0%		7,612,417

(a)	Non-income producing security.
(b)	The market value of the security pledged as collateral for short sales was $618,760. The pledged security is not presented on the Investment Portfolio due to pending sales of the security. After June 30, 2013, additional collateral was designated prior to settlement of the sale.

Glossary:
ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2013	Highland Trend Following Fund

Shares		Value ($)
Exchange-Traded Funds - 54.2%
2,400	iShares Dow Jones Transportation Average Index Fund, ETF	263,736
10,000	iShares MSCI Germany Index Fund, ETF	247,000
6,000	Market Vectors Oil Service, ETF (a)	256,680
2,400	SPDR S&P MidCap 400 ETF Trust (a)	504,912

	Total Exchange-Traded Funds (Cost $1,314,486)	1,272,328

Investment Companies (b) - 11.4%
266,805	State Street Navigator Prime Securities Lending Portfolio	266,805

	Total Investment Companies (Cost $266,805)	266,805

Total Investments - 65.6% (Cost $1,581,291)		1,539,133

Other Assets & Liabilities, Net - 34.4%		806,523

Net Assets - 100.0%		2,345,656

(a)	Securities (or a portion of securities) on loan. As of June 30, 2013, the market value of securities loaned was $259,411. The loaned securities were secured with cash collateral of $266,805. Collateral is calculated based on prior day’s prices.
(b)	Represents investments of cash collateral received in connection with securities lending.

Glossary:
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
SPDR	Standard & Poor’s Depositary Receipt

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2013	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (a) - 8.2%
AEROSPACE - 0.6%
1,000,000	Hawker Beechcraft Acquisition Co. LLC Term Loan 02/14/2020 (b)	1,003,125

BROADCASTING - 1.0%
2,000,000	Clear Channel Communications, Inc. Tranche D Term Loan 01/30/2019 (b)	1,826,660

CHEMICALS - 0.8%
1,500,000	Arysta LifeScience SPC LLC Second Lien Term Loan 11/30/2020 (b)	1,481,250

FINANCIAL - 0.6%
993,564	Expert Global Solutions, Inc. First Lien Term Loan B 8.50%, 04/03/2018	1,011,199

HEALTHCARE - 3.0%
997,494	DaVita HealthCare Partners, Inc. Tranche B-2 Term Loan 11/01/2019 (b)	1,000,431
4,000,000	Onex Carestream Finance LP Second Lien Term Loan 12/05/2019 (b)	3,940,000
469,071	Select Medical Corp. Series C Tranche B Term Loan 06/01/2018 (b)	469,266

		5,409,697

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
RETAIL - 0.5%
997,382	Guitar Center, Inc. Extended Term Loan 04/09/2017 (b)	990,939

SERVICE - 1.7%
1,023,810	Travelport LLC Tranche 1 Term Loan 9.50%, 01/29/2016	1,051,964
2,000,000	Term Loan 06/26/2019 (b)	1,982,500

		3,034,464

	Total U.S. Senior Loans (Cost $14,819,378)	14,757,334

Non-U.S. Senior Loans (a)(i) - 4.2%
CHEMICALS - 0.8%
1,496,448	Ineos U.S. Finance LLC Dollar Term Loan 05/04/2018 (b)	1,468,629

ENERGY - 1.1%
2,000,000	FTS International, Inc. Term Loan 05/06/2016 (b)	1,933,330

HEALTHCARE - 1.5%
1,994,924	Alere, Inc. Term Loan B 4.25%, 06/30/2017	2,008,639
650,000	Catalent Pharma Solutions, Inc. Term Loan 6.50%, 12/29/2017	647,159

		2,655,798

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
Non-U.S. Senior Loans (continued)
SERVICE - 0.8%
1,500,000	EnergySolutions LLC Term Loan 08/15/2016 (b)	1,509,383

	Total Non-U.S. Senior Loans (Cost $7,663,541)	7,567,140

U.S. Asset-Backed Securities (c) - 1.7%
1,000,000	Jersey Street CLO, Ltd. Series 2006-1A, Class D 1.83%, 10/20/2018 (d)	910,000
1,000,000	LCM, LP Series 14-A, Class F 5.43%, 07/15/2025 (d)	805,900
500,000	Rockwall CDO II, Ltd. Series 2007-1A, Class A3L 1.27%, 08/01/2024 (d)	403,750
1,000,000	Schiller Park CLO, Ltd. Series 2007-1A, Class C 1.01%, 04/25/2021 (d)	897,500

	Total U.S. Asset-Backed Securities (Cost $3,014,650)	3,017,150

Principal Amount ($)		Value ($)
Non-U.S. Asset-Backed Securities (c)(d)(i) - 9.1%
1,500,000	Apidos CDO II Series 2005-2A, Class B 1.08%, 12/21/2018	1,468,500
1,000,000	BlueMountain CLO, Ltd. Series 2013-2A, Class D 3.82%, 01/22/2025 (e)	947,500
500,000	Series 2013-2A, Class E 5.32%, 01/22/2025 (e)	466,350
1,000,000	Carlyle High Yield Partners IX, Ltd. Series 2006-9A, Class D 1.87%, 08/01/2021	927,500
500,000	Catamaran CLO, Ltd. Series 2013-1A, Class E 5.28%, 01/27/2025	476,500
1,000,000	Series 2012-1A, Class C 5.52%, 12/20/2023	928,750
500,000	Series 2013-1A, Class F 5.97%, 01/27/2025	454,250
1,500,000	CFIP CLO, Ltd. Series 2013-1A, Class E 5.44%, 04/20/2024	1,335,000
1,000,000	Clydesdale CLO, Ltd. Series 2006-1A, Class D 3.93%, 12/19/2018	870,000
500,000	CSAM Funding II Series 2A, Class B1 7.05%, 10/15/2016	500,000
500,000	Dryden XXV Senior Loan Fund Series 2013-26A, Class F 4.83%, 07/15/2025	420,000
1,000,000	Series 2012-25A, Class E 5.83%, 01/15/2025	945,000
500,000	Fraser Sullivan CLO II, Ltd. Series 2006-2A, Class E 3.77%, 12/20/2020 (d)	445,000

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
Non-U.S. Asset-Backed Securities (continued)
500,000	Gannett Peak CLO, Ltd. Series 2006-1A, Class C 1.80%, 10/27/2020	462,500
1,000,000	Landmark VIII CDO, Ltd. Series 2006-8A, Class E 3.88%, 10/19/2020	883,750
1,500,000	Newmark Capital Funding Series 2013-1A, Class E 5.02%, 06/02/2025 (e)	1,312,500
1,000,000	Palmer Square CLO, Ltd. Series 2013-1A, Class D 5.47%, 05/15/2025	903,300
500,000	Rockwall CDO, Ltd. Series 2006-1A, Class A1LB 0.77%, 08/01/2021 (d)	443,750
1,000,000	Stanfield McLaren CLO Delaware Corp. Series 2007-1A, Class A3L 1.02%, 02/27/2021	945,000
1,359,371	Victoria Falls CLO, Ltd. Series 2005-1A, Class D 2.37%, 02/17/2017 (d)	1,296,500

	Total Non-U.S. Asset-Backed Securities (Cost $16,519,572)	16,431,650

U.S. Corporate Bonds & Notes - 1.8%
CONSUMER DURABLES & APPAREL - 0.5%

1,000,000	JC Penney Corp., Inc. 5.65%, 06/01/2020 (f)	840,000

ENERGY - 1.3%
2,000,000	Energy Transfer Equity LP 7.50%, 10/15/2020	2,195,000
28,000	Gastar Exploration USA, Inc. 8.63%, 05/15/2018 (c)	27,020
250,000	Walter Energy, Inc. 8.50%, 04/15/2021 (c)	201,250

		2,423,270

	Total U.S. Corporate Bonds & Notes (Cost $3,270,430)	3,263,270

Principal Amount ($)		Value ($)
Non-U.S. Corporate Bonds & Notes (i) - 5.7%
ENVIRONMENTAL CONTROL - 1.7%
3,000,000	Tervita Corp. 8.00%, 11/15/2018 (c)	3,020,625

HEALTHCARE EQUIPMENT & SERVICES - 0.1%
97,000	Alere, Inc. 6.50%, 06/15/2020 (c)	94,454

MATERIALS - 0.3%
500,000	INEOS Group Holdings SA 6.13%, 08/15/2018 (c)	478,750

TELECOMMUNICATION SERVICES - 2.4%
4,500,000	Avaya, Inc. 10.50%, 03/01/2021 (c)	3,431,250
1,000,000	Nokia OYJ 5.38%, 05/15/2019 (f)	977,500

		4,408,750

UTILITIES - 1.2%
3,000,000	Texas Competitive Electric Holdings Co. LLC 11.50%, 10/01/2020 (c)	2,257,500

	Total Non-U.S. Corporate Bonds & Notes (Cost $10,921,843)	10,260,079

Shares
U.S. Equity - 21.0%
CAPITAL GOODS - 0.5%
25,000	Generac Holdings, Inc. (f)	925,250

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Global Allocation Fund

Shares		Value ($)
U.S. Equity (continued)
ENERGY - 0.2%
25,500	StealthGas, Inc. (g)	280,500

FOOD, BEVERAGE & TOBACCO - 0.1%
15,900	Dean Foods Co. (f)(g)	159,318

HEALTHCARE EQUIPMENT & SERVICES - 3.3%
41,853	Acadia Healthcare Co., Inc. (f)(g)	1,384,079
45,000	Cardinal Health, Inc. (f)	2,124,000
41,000	HCA Holdings, Inc.	1,478,460
25,000	Team Health Holdings, Inc. (f)(g)	1,026,750

		6,013,289

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
15,000	Nu Skin Enterprises, Inc., Class A	916,800

INSURANCE - 1.8%
75,979	Arthur J. Gallagher & Co. (f)	3,319,523

MATERIALS - 0.3%
10,000	Packaging Corp. of America	489,600

MEDIA - 1.8%
65,832	CBS Corp., Class B (f)	3,217,210

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.7%
5,000	Actavis, Inc. (g)	631,100
13,000	Illumina, Inc. (f)(g)	972,920
55,000	Repros Therapeutics, Inc. (g)	1,014,750
5,000	Valeant Pharmaceuticals International, Inc. (g)	430,400

		3,049,170

Shares		Value ($)
U.S. Equity (continued)
REAL ESTATE - 8.5%
84,900	Corrections Corp. of America, REIT	2,875,563
600,000	Newcastle Investment Corp., REIT (f)	3,138,000
525,803	Spirit Realty Capital, Inc., REIT	9,317,229

		15,330,792

RETAILING - 1.9%
6,000	Dollar General Corp. (g)	302,580
50,350	Family Dollar Stores, Inc. (f)	3,137,308

		3,439,888

SOFTWARE & SERVICES - 0.4%
30,000	Web.com Group, Inc. (f)(g)	768,000

	Total U.S. Equity (Cost $38,970,946)	37,909,340

Non-U.S. Equity (i) - 35.6%
CAPITAL GOODS - 1.3%
13,349	Deere & Co. (f)	1,084,606
10,750	Masonite Worldwide Holdings, Inc. (g)	585,875
10,000	Proto Labs, Inc. (f)(g)	649,700

		2,320,181

CONSUMER DURABLES & APPAREL - 1.5%
44,665	Michael Kors Holdings, Ltd. (f)(g)	2,770,123

CONSUMER SERVICES - 2.4%
139,440	DeVry, Inc. (f)	4,325,429

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Global Allocation Fund

Shares		Value ($)
Non-U.S. Equity (continued)
ENERGY - 2.8%
45,825	Gulfport Energy Corp. (g)	2,156,983
44,500	Hess Corp. (f)	2,958,805

		5,115,788

FOOD, BEVERAGE & TOBACCO - 0.8%
37,750	Coca-Cola Enterprises, Inc.	1,327,290
4,061	WhiteWave Foods Co., Class A (g)	65,991
5,784	WhiteWave Foods Co., Class B (g)	87,917

		1,481,198

HEALTHCARE EQUIPMENT & SERVICES - 1.2%
35,000	Aetna, Inc. (f)	2,223,900

MATERIALS - 4.0%
32,357	Allegheny Technologies, Inc. (f)	851,313
136,025	Ball Corp.	5,650,478
3,900	LyondellBasell Industries NV, Class A	258,414
8,225	Rockwood Holdings, Inc. (f)	526,647

		7,286,852

MEDIA – 1.5%
82,821	News Corp., Class A (e)(f)(g)	2,699,964

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.7%
43,500	AbbVie, Inc.	1,798,290
74,000	Agilent Technologies, Inc.	3,164,240
38,500	Gilead Sciences, Inc. (f)(g)	1,971,585
39,250	ICON PLC (g)	1,390,627
48,000	Merck & Co., Inc. (f)	2,229,600
16,000	Waters Corp. (f)(g)	1,600,800

		12,155,142

Shares		Value ($)
Non-U.S. Equity (continued)
RETAILING - 1.4%
157,000	Staples, Inc. (f)	2,490,020

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
15,000	Microsemi Corp. (g)	341,250

SOFTWARE & SERVICES - 4.9%
20,790	Alliance Data Systems Corp. (f)(g)	3,763,614
19,000	MoneyGram International, Inc. (f)(g)	430,350
159,853	Symantec Corp. (f)	3,591,897
35,000	Yandex NV, Class A (g)	967,050

		8,752,911

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
10,000	3D Systems Corp. (f)(g)	439,000

TELECOMMUNICATION SERVICES - 2.2%
52,413	SBA Communications Corp., Class A (f)(g)	3,884,852

TRANSPORTATION - 4.5%
1,260,362	AMR Corp. (g)	5,079,259
124,245	Hertz Global Holdings, Inc. (f)(g)	3,081,276
		8,160,535

	Total Non-U.S. Equity (Cost $64,864,317)	64,447,145

U.S. Exchange-Traded Funds (g) - 3.4%
104,000	ProShares Ultra Short DJ-UBS Crude Oil, ETF	3,790,800
100,000	ProShares Ultra Short QQQ, ETF	2,371,000

	Total U.S. Exchange-Traded Funds (Cost $6,257,887)	6,161,800

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Global Allocation Fund

Shares		Value ($)
Non-U.S. Exchange-Traded Funds (i) - 5.8%
100,000	Guggenheim Solar, ETF (f)	2,375,000
57,995	ProShares Ultra Gold, ETF (g)	2,588,317
226,940	ProShares Ultra Silver, ETF (g)	3,857,980
37,500	WisdomTree Japan Hedged Equity Fund, ETF (f)	1,710,375

	Total Non-U.S. Exchange-Traded Funds (Cost $14,050,449)	10,531,672

U.S. Master Limited Partnerships - 2.0%
CONSUMER SERVICES - 2.0%
89,161	Cedar Fair LP	3,691,265

	Total U.S. Master Limited Partnerships (Cost $3,738,140)	3,691,265

U.S. Investment Companies (h) - 23.2%
41,872,179	State Street Navigator Prime Securities Lending Portfolio	41,872,179

	Total U.S. Investment Companies (Cost $41,872,179)	41,872,179

Total Investments - 121.7% (Cost $225,963,332)		219,910,024

Other Assets & Liabilities, Net - (21.7)%		(39,221,566)

Net Assets - 100.0%		180,688,458

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at June 30, 2013. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At June 30, 2013, these securities amounted to $28,959,649 or 16.0% of net assets.
(d)	Variable or floating rate security. The interest rate shown reflects the rate in effect June 30, 2013.
(e)	When-Issued Security.
(f)	Securities (or a portion of securities) on loan. As of June 30, 2013, the market value of securities loaned was $40,870,210. The loaned securities were secured with cash collateral of $41,872,179. Collateral is calculated based on prior day’s prices.
(g)	Non-income producing security.
(h)	Represents investments of cash collateral received in connection with securities lending.
(i)	As described in the Fund’s prospectus, a company is considered to be a non-U.S. issuer if the company’s securities principally trade on a market outside of the United States, the company derives a majority of its revenues or profits outside of the United States, the company is not organized in the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States

Glossary:
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2013	Highland Dividend Equity Fund

Shares		Value ($)
Common Stocks - 91.3%
BANKS - 7.6%
5,090	PNC Financial Services Group, Inc. (a)	371,163
9,760	U.S. Bancorp (a)	352,824
9,525	Wells Fargo & Co.	393,096

		1,117,083

CAPITAL GOODS - 4.9%
15,030	General Electric Co. (a)	348,546
3,845	Hubbell, Inc., Class B	380,655

		729,201

COMMERCIAL & PROFESSIONAL SERVICES - 2.6%
21,910	Ennis, Inc. (a)	378,824

CONSUMER DURABLES & APPAREL - 2.4%
4,510	Tupperware Brands Corp.	350,382

CONSUMER SERVICES - 3.7%
5,500	McDonald’s Corp.	544,500

DIVERSIFIED FINANCIALS - 2.9%
8,185	JPMorgan Chase & Co.	432,086

ENERGY - 7.2%
4,510	Chevron Corp.	533,714
8,016	Royal Dutch Shell PLC, ADR (a)	531,220

		1,064,934

FOOD, BEVERAGE & TOBACCO - 11.0%
3,010	Diageo PLC, ADR	345,999
8,265	Kellogg Co. (a)	530,861
4,585	PepsiCo, Inc. (a)	375,007
9,390	Unilever NV	369,121

		1,620,988

Shares		Value ($)
Common Stocks (continued)
HEALTHCARE EQUIPMENT & SERVICES - 2.4%
10,285	Abbott Laboratories	358,741

HOUSEHOLD & PERSONAL PRODUCTS - 2.5%
4,805	Procter & Gamble Co. (The)	369,937

INSURANCE - 2.4%
8,140	Arthur J. Gallagher & Co. (a)	355,636

MATERIALS - 8.0%
9,685	Packaging Corp. of America	474,178
10,585	Sonoco Products Co. (a)	365,923
10,655	Worthington Industries, Inc.	337,870

		1,177,971

MEDIA - 2.5%
7,705	CBS Corp., Class B (a)	376,543

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.7%
7,305	GlaxoSmithKline PLC, ADR	365,031
6,445	Johnson & Johnson (a)	553,368
5,165	Novartis AG, ADR	365,217

		1,283,616

RETAILING - 3.2%
6,055	Home Depot, Inc. (The) (a)	469,081

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
9,435	Microchip Technology, Inc. (a)	351,454

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Dividend Equity Fund

Shares		Value ($)
Common Stocks (continued)
SOFTWARE & SERVICES - 2.3%
9,375	Paychex, Inc. (a)	342,375

TELECOMMUNICATION SERVICES - 4.6%
9,070	AT&T, Inc. (a)	321,078
7,005	Verizon Communications, Inc. (a)	352,632

		673,710

TRANSPORTATION - 2.4%
4,025	United Parcel Service, Inc., Class B (a)	348,082

UTILITIES - 7.6%
4,250	ITC Holdings Corp. (a)	388,025
6,185	National Fuel Gas Co. (a)	358,421
8,515	Southern Co. (The) (a)	375,767

		1,122,213

	Total Common Stocks (Cost $11,049,614)	13,467,357

Exchange-Traded Funds (a) - 2.3%
5,115	iShares Dow Jones U.S. Real Estate Index Fund, ETF	339,585

	Total Exchange-Traded Funds (Cost $305,799)	339,585

Investment Companies (b) - 27.8%
4,100,257	State Street Navigator Prime Securities Lending Portfolio	4,100,257

	Total Investment Companies (Cost $4,100,257)	4,100,257

Total Investments - 121.4% (Cost $15,455,670)		17,907,199

Other Assets & Liabilities, Net - (21.4)%		(3,153,956)

Net Assets - 100.0%		14,753,243

(a)	Securities (or a portion of securities) on loan. As of June 30, 2013, the market value of securities loaned was $4,009,921. The loaned securities were secured with cash and securities collateral of $4,111,657. Collateral is calculated based on prior day’s prices.
(b)	Represents investments of cash collateral received in connection with securities lending.

Glossary:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
PLC	Public Limited Company

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2013	Highland Premier Growth Equity Fund

Shares		Value ($)
Common Stocks - 96.0%
CAPITAL GOODS - 4.0%
85,613	Dover Corp. (a)	6,648,705

CONSUMER SERVICES - 1.7%
53,905	Las Vegas Sands Corp. (a)	2,853,192

DIVERSIFIED FINANCIALS - 10.5%
66,591	Charles Schwab Corp. (The) (a)	1,413,727
91,955	CME Group, Inc. (a)	6,986,741
24,098	Goldman Sachs Group, Inc. (The) (a)	3,644,822
82,442	State Street Corp.	5,376,043

		17,421,333

ENERGY - 5.1%
27,269	Anadarko Petroleum Corp.	2,343,225
85,613	Schlumberger, Ltd.	6,135,028

		8,478,253

FOOD, BEVERAGE & TOBACCO - 3.5%
70,393	PepsiCo, Inc.	5,757,443

HEALTHCARE EQUIPMENT & SERVICES - 9.8%
99,565	Covidien PLC	6,256,665
69,760	DENTSPLY International, Inc. (a)	2,857,370
117,321	Express Scripts Holding Co. (a)(b)	7,237,532

		16,351,567

MATERIALS - 3.2%
53,905	Monsanto Co.	5,325,814

MEDIA - 8.7%
106,540	Comcast Corp., Special Class A (a)	4,226,442
63,416	Discovery Communications, Inc., Class C (b)	4,417,558
85,613	Liberty Global PLC, Series C (b)	5,812,267

		14,456,267

Shares		Value ($)
Common Stocks (continued)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.5%
22,829	Amgen, Inc.	2,252,309
133,175	Gilead Sciences, Inc. (a)(b)	6,819,892

		9,072,201

REAL ESTATE - 2.1%
47,563	American Tower Corp., REIT	3,480,185

RETAILING - 7.5%
8,878	Amazon.com, Inc. (b)	2,465,332
79,271	Dick’s Sporting Goods, Inc. (a)	3,968,306
148,396	Lowe’s Cos., Inc. (a)	6,069,396

		12,503,034

SOFTWARE & SERVICES - 19.3%
44,392	Baidu, Inc., ADR (b)	4,196,376
117,955	eBay, Inc. (b)	6,100,633
3,171	Google, Inc., Class A (b)	2,791,653
57,076	Intuit, Inc. (a)	3,483,348
98,296	Microsoft Corp.	3,394,161
76,100	Oracle Corp.	2,337,792
85,611	Paychex, Inc. (a)	3,126,514
36,147	Visa, Inc., Class A	6,605,864

		32,036,341

TECHNOLOGY HARDWARE & EQUIPMENT - 12.2%
15,854	Apple, Inc.	6,279,452
101,468	Cisco Systems, Inc.	2,466,687
180,743	EMC Corp. (a)	4,269,150

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Premier Growth Equity Fund

Shares		Value ($)
Common Stocks (continued)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
117,321	QUALCOMM, Inc.	7,165,967

		20,181,256

TRANSPORTATION - 2.9%
55,173	United Parcel Service, Inc., Class B (a)	4,771,361

	Total Common Stocks (Cost $110,250,574)	159,336,952

Investment Companies (c) - 24.5%
40,614,038	State Street Navigator Prime Securities Lending Portfolio	40,614,038

	Total Investment Companies (Cost $40,614,038)	40,614,038

Total Investments - 120.5% (Cost $150,864,612)		199,950,990

Other Assets & Liabilities, Net - (20.5)%		(34,024,485)

Net Assets - 100.0%		165,926,505

(a)	Securities (or a portion of securities) on loan. As of June 30, 2013, the market value of securities loaned was $39,688,316. The loaned securities were secured with cash collateral of $40,614,038. Collateral is calculated based on prior day’s prices.
(b)	Non-income producing security.
(c)	Represents investments of cash collateral received in connection with securities lending.

Glossary:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Fund had the following futures contracts, brokered by Royal Bank of Scotland, for which $180,000 was pledged as collateral, open at June 30, 2013:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Futures:
S&P 500 Emini Index	September 2013	36	$2,878,740	$(60,399)

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2013	Highland Small-Cap Equity Fund

Shares		Value ($)
Common Stocks - 97.2%
BANKS - 7.5%
7,985	Cullen/Frost Bankers, Inc. (a)	533,158
30,842	Fulton Financial Corp. (a)	354,066
7,090	Iberiabank Corp. (a)	380,095
13,230	Prosperity Bancshares, Inc. (a)	685,182
7,920	SVB Financial Group (a)(b)	659,894
7,340	Westamerica Bancorp. (a)	335,365

		2,947,760

CAPITAL GOODS - 9.8%
19,115	Applied Industrial Technologies, Inc. (a)	923,828
7,745	ESCO Technologies, Inc. (a)	250,783
6,475	Harsco Corp.	150,155
9,885	Mueller Industries, Inc.	498,501
6,440	Polypore International, Inc. (a)(b)	259,532
11,655	Primoris Services Corp.	229,837
16,190	Quanta Services, Inc. (b)	428,387
8,120	Teledyne Technologies, Inc. (a)(b)	628,082
12,225	Woodward, Inc. (a)	489,000

		3,858,105

COMMERCIAL & PROFESSIONAL SERVICES - 2.6%
21,370	Healthcare Services Group, Inc. (a)	523,992
11,740	Herman Miller, Inc.	317,802
13,820	Resources Connection, Inc.	160,312

		1,002,106

CONSUMER DURABLES & APPAREL - 3.2%
8,380	Deckers Outdoor Corp. (b)	423,274
18,612	Jarden Corp. (b)	814,275

		1,237,549

Shares		Value ($)
Common Stocks (continued)
CONSUMER SERVICES - 3.2%
9,540	Cracker Barrel Old Country Store, Inc. (a)	903,056
3,867	Matthews International Corp., Class A	145,786
8,600	Texas Roadhouse, Inc. (a)	215,172

		1,264,014

DIVERSIFIED FINANCIALS - 2.1%
19,570	Raymond James Financial, Inc. (a)	841,119

ENERGY - 5.1%
5,515	Dril-Quip, Inc. (a)(b)	497,949
3,785	Oil States International, Inc. (b)	350,642
54,420	Pioneer Energy Services Corp. (a)(b)	360,261
6,020	Sanchez Energy Corp. (a)(b)	138,219
10,965	SM Energy Co. (a)	657,681

		2,004,752

FOOD & STAPLES RETAILING - 0.3%
6,760	Spartan Stores, Inc.	124,654

HEALTHCARE EQUIPMENT & SERVICES - 11.1%
5,600	Air Methods Corp. (a)	189,728
3,200	Analogic Corp. (a)	233,056
23,940	Bio-Reference Labs, Inc. (a)(b)	688,275
4,185	Computer Programs & Systems, Inc. (a)	205,651
5,180	Endologix, Inc. (b)	68,790
20,700	HMS Holdings Corp. (a)(b)	482,310
9,800	MEDNAX, Inc. (b)	897,484
17,550	Molina Healthcare, Inc. (a)(b)	652,509
17,425	Owens & Minor, Inc. (a)	589,488
11,685	Thoratec Corp. (b)	365,857

		4,373,148

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Small-Cap Equity Fund

Shares		Value ($)
Common Stocks (continued)
INSURANCE - 2.1%
18,675	HCC Insurance Holdings, Inc. (a)	805,079

MATERIALS - 6.4%
30,375	Commercial Metals Co.	448,639
5,870	Compass Minerals International, Inc. (a)	496,191
17,320	Packaging Corp. of America	847,987
8,190	PolyOne Corp.	202,948
12,400	Sensient Technologies Corp.	501,828

		2,497,593

MEDIA - 1.0%
9,895	John Wiley & Sons, Inc., Class A (a)	396,690

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.0%
40,330	Bruker Corp. (b)	651,330
7,200	Cubist Pharmaceuticals, Inc. (a)(b)	347,760
16,340	ICON PLC (b)	578,926

		1,578,016

REAL ESTATE - 6.3%
36,970	BioMed Realty Trust, Inc., REIT (a)	747,903
12,890	Coresite Realty Corp., REIT (a)	410,031
21,320	Education Realty Trust, Inc., REIT	218,104
23,170	Omega Healthcare Investors, Inc., REIT	718,733
15,050	Sabra Health Care REIT, Inc. (a)	392,955

		2,487,726

RETAILING - 7.0%
16,795	Aaron’s, Inc. (a)	470,428
23,170	Aeropostale, Inc. (a)(b)	319,746
11,035	American Eagle Outfitters, Inc. (a)	201,499

Shares		Value ($)
Common Stocks (continued)
RETAILING (continued)
10,250	Buckle, Inc. (The) (a)	533,205
47,610	LKQ Corp. (b)	1,225,957

		2,750,835

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.6%
29,485	Microsemi Corp. (b)	670,784
45,050	Rudolph Technologies, Inc. (a)(b)	504,560
17,730	Semtech Corp. (a)(b)	621,082

		1,796,426

SOFTWARE & SERVICES - 10.9%
12,420	ACI Worldwide, Inc. (b)	577,282
7,515	Active Network, Inc. (The) (a)(b)	56,889
22,395	Blackbaud, Inc. (a)	729,405
61,960	Global Cash Access Holdings, Inc. (b)	387,870
15,845	MICROS Systems, Inc. (a)(b)	683,712
5,630	NIC, Inc.	93,064
26,735	PTC, Inc. (b)	655,809
4,700	Solera Holdings, Inc.	261,555
24,705	SS&C Technologies Holdings, Inc. (b)	812,794

		4,258,380

TECHNOLOGY HARDWARE & EQUIPMENT - 2.0%
5,715	ADTRAN, Inc. (a)	140,646
1,380	Littelfuse, Inc.	102,962
12,470	Zebra Technologies Corp., Class A (b)	541,697

		785,305

TELECOMMUNICATION SERVICES - 1.3%
22,320	West Corp.	494,165

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Small-Cap Equity Fund

Shares		Value ($)
Common Stocks (continued)
TRANSPORTATION - 5.0%
12,035	Genesee & Wyoming, Inc., Class A (b)	1,021,050
22,610	Old Dominion Freight Line, Inc. (b)	941,028

		1,962,078

UTILITIES - 1.7%
14,230	IDACORP, Inc. (a)	679,625

	Total Common Stocks (Cost $31,913,591)	38,145,125

Investment Companies (c) - 28.7%
11,264,843	State Street Navigator Prime Securities Lending Portfolio	11,264,843

	Total Investment Companies (Cost $11,264,843)	11,264,843

Total Investments - 125.9% (Cost $43,178,434)		49,409,968

Other Assets & Liabilities, Net - (25.9)%		(10,158,328)

Net Assets - 100.0%		39,251,640

(a)	Securities (or a portion of securities) on loan. As of June 30, 2013, the market value of securities loaned was $10,970,895. The loaned securities were secured with cash collateral of $11,264,843. Collateral is calculated based on prior day’s prices.
(b)	Non-income producing security.
(c)	Represents investments of cash collateral received in connection with securities lending.

Glossary:
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2013	Highland Global Select Equity Fund

Shares		Value ($)
Common Stocks - 96.7%
CANADA - 1.4%
11,532	Cenovus Energy, Inc. (a)	327,940

FRANCE - 2.5%
3,581	LVMH Moet Hennessy Louis Vuitton SA	579,518

GERMANY - 5.2%
7,023	Adidas AG	758,972
6,195	SAP AG	453,037

		1,212,009

HONG KONG - 4.5%
252,826	AIA Group, Ltd.	1,070,779

IRELAND - 2.0%
7,254	Eaton Corp. PLC	477,386

ITALY - 4.1%
19,335	Luxottica Group SpA	976,149

JAPAN - 5.1%
9,400	Astellas Pharma, Inc.	510,052
11,800	Softbank Corp.	687,794

		1,197,846

PHILIPPINES - 2.2%
201,000	Metropolitan Bank & Trust	516,458

SWEDEN - 2.4%
21,110	Hexagon AB, Class B	560,790

SWITZERLAND - 4.1%
14,804	Nestle SA	969,305

Shares		Value ($)
Common Stocks (continued)
THAILAND - 1.7%
61,700	Bangkok Bank PCL, NVDR	405,829

UNITED KINGDOM - 9.1%
17,360	BHP Billiton PLC	442,869
28,409	Diageo PLC	810,053
40,774	Standard Chartered PLC	882,485

		2,135,407

UNITED STATES - 52.4%
8,265	American Tower Corp., REIT	604,750
8,632	CME Group, Inc. (a)	655,859
6,132	Cummins, Inc. (a)	665,077
10,641	Dollar General Corp. (b)	536,626
1,044	Google, Inc., Class A (b)	919,106
11,366	Honeywell International, Inc. (a)	901,778
14,814	Johnson & Johnson (a)	1,271,930
4,442	Monsanto Co. (a)	438,870
7,229	Occidental Petroleum Corp. (a)	645,044
5,979	PepsiCo, Inc.	489,022
5,356	Praxair, Inc. (a)	616,797
15,498	QUALCOMM, Inc. (a)	946,618
9,926	Schlumberger, Ltd. (a)	711,297
9,332	Thermo Fisher Scientific, Inc. (a)	789,767
21,220	U.S. Bancorp (a)	767,103
11,803	Verizon Communications, Inc. (a)	594,163
4,266	Visa, Inc., Class A	779,612

		12,333,419

	Total Common Stocks (Cost $18,926,091)	22,762,835

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Global Select Equity Fund

Shares		Value ($)
Preferred Stocks - 1.7%
BRAZIL - 1.7%
8,856	Cia Brasileira de Distribuicao Grupo Pao de Acucar	400,936

	Total Preferred Stocks (Cost $338,984)	400,936

Investment Companies (c) - 28.8%
6,765,888	State Street Navigator Prime Securities Lending Portfolio	6,765,888

	Total Investment Companies (Cost $6,765,888)	6,765,888

Total Investments - 127.2% (Cost $26,030,963)		29,929,659

Other Assets & Liabilities, Net - (27.2)%		(6,407,171)

Net Assets - 100.0%		23,522,488

(a)	Securities (or a portion of securities) on loan. As of June 30, 2013, the market value of securities loaned was $6,582,219. The loaned securities were secured with cash collateral of $6,765,888. Collateral is calculated based on prior day’s prices.
(b)	Non-income producing security.
(c)	Represents investments of cash collateral received in connection with securities lending.

Glossary:
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Fund had the following futures contracts, brokered by Royal Bank of Scotland, for which $40,000 was pledged as collateral, open at June 30, 2013:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Futures:
FTSE 100 Index	September 2013	1	$93,451	$(2,278)
S&P 500 Emini Index	September 2013	1	79,965	(1,725)

				$(4,003)

Industry	Percentage (based on Total Investments)
Banks	8.6%
Pharmaceuticals, Biotechnology & Life Sciences	8.6%
Consumer Durables & Apparel	7.7%
Food, Beverage & Tobacco	7.6%
Software & Services	7.2%
Capital Goods	6.8%
Energy	5.6%
Technology Hardware & Equipment	5.0%
Materials	5.0%
Telecommunication Services	4.3%
Insurance	3.6%
Diversified Financials	2.2%
Real Estate	2.0%
Retailing	1.8%
Food & Staples Retailing	1.4%
77.4%

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Global Select Equity Fund

Other Instruments (continued)	Percentage (based on Total Investments)
Investment Companies	22.6%

100.0%

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2013	Highland International Equity Fund

Shares		Value ($)
Common Stocks - 95.4%
AUSTRALIA - 2.0%
14,193	Brambles, Ltd.	121,341
1,932	CSL, Ltd.	108,902

		230,243

BELGIUM - 0.9%
1,153	Anheuser-Busch InBev NV	102,498

CANADA - 1.4%
1,907	Cameco Corp. (a)	39,244
1,586	Cenovus Energy, Inc. (a)	45,102
1,943	Potash Corp. of Saskatchewan, Inc.	73,893

		158,239

CHINA - 1.1%
1,380	Baidu, Inc., ADR (a)(b)	130,451

FRANCE - 11.2%
5,674	AXA SA	111,331
3,940	BNP Paribas SA	214,971
839	Cap Gemini SA	40,733
1,123	Cie Generale d’Optique Essilor International SA	119,318
854	European Aeronautic Defence and Space Co. NV	45,585
571	LVMH Moet Hennessy Louis Vuitton SA	92,406
4,923	Safran SA	256,766
1,336	Schneider Electric SA	96,781
865	Technip SA (a)	87,712
2,099	Total SA	102,328
1,857	Vallourec SA	93,837

		1,261,768

Shares		Value ($)
Common Stocks (continued)
GERMANY - 9.1%
1,307	Bayer AG	139,191
2,909	Deutsche Bank AG	121,586
1,174	Fresenius SE & Co. KGaA	144,530
2,069	HeidelbergCement AG	138,961
1,451	Linde AG	270,370
2,915	SAP AG	213,172

		1,027,810

HONG KONG - 2.3%
60,530	AIA Group, Ltd.	256,359

INDIA - 0.7%
1,369	ICICI Bank, Ltd., ADR	52,364
1,202	Larsen & Toubro, Ltd., GDR	28,259

		80,623

IRELAND - 0.6%
4,049	Experian PLC	70,193

ITALY - 1.8%
26,030	Intesa Sanpaolo SpA (a)	41,651
3,270	Luxottica Group SpA	165,090

		206,741

JAPAN - 25.6%
2,600	Astellas Pharma, Inc.	141,078
17,910	Bank of Yokohama, Ltd. (The)	92,313
5,500	Bridgestone Corp. (a)	187,144
600	Daito Trust Construction Co., Ltd.	56,476
800	FANUC Corp. (a)	115,810
62	Fast Retailing Co., Ltd.	20,878
1,999	JGC Corp.	71,842
10,000	Kubota Corp.	145,769
7,000	Mitsubishi Estate Co., Ltd.	186,108

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland International Equity Fund

Shares		Value ($)
Common Stocks (continued)
JAPAN (continued)
21,000	Mitsubishi Heavy Industries, Ltd.	116,485
35,400	Mitsubishi UFJ Financial Group, Inc.	218,098
3,330	Mitsui Fudosan Co., Ltd.	97,786
1,500	Murata Manufacturing Co., Ltd.	114,008
9,100	Rakuten, Inc. (a)	107,458
4,700	Softbank Corp.	273,952
4,900	Sony Financial Holdings, Inc.	77,297
7,800	Tokio Marine Holdings, Inc.	246,952
6,624	Toyota Motor Corp.	399,434
3,900	Unicharm Corp. (a)	220,255

		2,889,143

LUXEMBOURG - 1.1%
6,942	Subsea 7 SA	121,080

NETHERLANDS - 2.2%
18,643	ING Groep NV (b)	169,632
1,876	Unilever NV	73,777

		243,409

SOUTH KOREA - 1.1%
102	Samsung Electronics Co., Ltd.	119,858

SWEDEN - 4.7%
2,222	Alfa Laval AB	45,102
3,156	Assa Abloy AB, Class B	122,884
3,422	Hexagon AB, Class B	90,906
4,100	Svenska Cellulosa AB, Class B	102,235
14,663	Telefonaktiebolaget LM Ericsson, Class B	164,999

		526,126

Shares		Value ($)
Common Stocks (continued)
SWITZERLAND - 8.1%
3,691	Nestle SA	241,671
917	Novartis AG	65,033
1,039	Roche Holding AG	258,062
143	Swatch Group AG (The)	78,139
412	Syngenta AG	160,942
429	Zurich Insurance Group AG	111,087

		914,934

TAIWAN - 1.6%
9,793	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (a)	179,408

THAILAND - 0.3%
4,400	Bangkok Bank PCL, NVDR	28,941

UNITED KINGDOM - 19.6%
2,224	Aggreko PLC	55,387
41,221	Barclays PLC	174,087
5,192	BHP Billiton PLC	132,453
7,047	Capita PLC	103,248
7,448	Diageo PLC	212,372
8,661	GlaxoSmithKline PLC	216,484
25,856	HSBC Holdings PLC	267,452
13,726	International Consolidated Airlines Group SA	54,939
12,981	Kingfisher PLC	67,531
9,187	National Grid PLC	103,947
9,200	Prudential PLC	150,002
2,357	Rio Tinto PLC	95,913
5,375	Royal Dutch Shell PLC, Class A	171,197
6,174	Standard Chartered PLC	133,626
57,361	Vodafone Group PLC	163,428

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland International Equity Fund

Shares		Value ($)
Common Stocks (continued)
UNITED KINGDOM (continued)
6,678	WPP PLC	113,642

		2,215,708

	Total Common Stocks (Cost $9,494,947)	10,763,532

Preferred Stocks - 1.3%
GERMANY - 1.3%
728	Volkswagen AG	147,196

	Total Preferred Stocks (Cost $130,702)	147,196

Investment Companies (c) - 8.9%
1,010,117	State Street Navigator Prime Securities Lending Portfolio	1,010,117

	Total Investment Companies (Cost $1,010,117)	1,010,117

Total Investments - 105.6% (Cost $10,635,766)		11,920,845

Other Assets & Liabilities, Net - (5.6)%		(632,172)

Net Assets - 100.0%		11,288,673

(a)	Securities (or a portion of securities) on loan. As of June 30, 2013, the market value of securities loaned was $1,003,730. The loaned securities were secured with cash and securities collateral of $1,049,416. Collateral is calculated based on prior day’s prices.
(b)	Non-income producing security.
(c)	Represents investments of cash collateral received in connection with securities lending.

Glossary:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PLC	Public Limited Company

The Fund had the following futures contracts, brokered by Royal Bank of Scotland, for which $30,000 was pledged as collateral, open at June 30, 2013:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Futures:
Euro STOXX 50 Index	September 2013	1	$33,770	$(1,238)
FTSE 100 Index	September 2013	1	93,452	(2,278)
TOPIX Index	September 2013	1	113,857	5,266

				$1,750

Industry	Percentage (based on Total Investments)
Banks	10.3%
Capital Goods	9.6%
Insurance	8.0%
Pharmaceuticals, Biotechnology & Life Sciences	7.8%
Materials	7.3%
Automobiles & Components	6.2%
Food, Beverage & Tobacco	5.3%
Energy	4.7%
Telecommunication Services	3.7%
Software & Services	3.2%

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland International Equity Fund

Industry (continued)	Percentage (based on Total Investments)
Technology Hardware & Equipment	3.1%
Commercial & Professional Services	2.9%
Real Estate	2.9%
Consumer Durables & Apparel	2.8%
Household & Personal Products	2.7%
Semiconductors & Semiconductor Equipment	2.5%
Diversified Financials	2.4%
Healthcare Equipment & Services	2.2%
Retailing	1.6%
Media	0.9%
Utilities	0.9%
Transportation	0.5%

91.5%

Other Instruments	Percentage (based on Total Investments)
Investment Companies	8.5%

100.0%

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2013	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes - 30.8%
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
64,488	Federal Home Loan Mortgage Corp. REMIC Series 3977, Class AI 3.50%, 09/15/2029 (a)	5,779
74,922	Series 3983, Class EI 3.50%, 11/15/2030 (a)	5,463
114,714	Series 4122, Class CI 3.50%, 10/15/2042 (a)	17,949
106,432	Series 4122, Class AI 3.50%, 10/15/2042 (a)	16,653
4,579	Series 2645, Class BI 4.50%, 02/15/2018 (a)	105
10,866	Series 2643, Class IM 4.50%, 03/15/2018 (a)	498
5,546	Series 2781, Class IC 5.00%, 05/15/2018 (a)	147
10,032	Series 2763, Class JI 5.00%, 10/15/2018 (a)	485
14,919	Series 2631, Class DI 5.50%, 06/15/2033 (a)	2,276
77,722	Series 3806, Class DS 6.41%, 08/15/2025 (a)(b)	9,795
4,613	Series 1980, Class IO 7.50%, 07/15/2027 (a)	936
142	Series 33, Class D 8.00%, 04/15/2020	155
427	Federal Home Loan Mortgage Corp. STRIPS Series 186, Class PO 0.00%, 08/01/2027 (c)	384
772	Series 147, Class IO 8.00%, 02/01/2023 (a)	130
926	Series 171, Class IO 8.00%, 07/01/2024 (a)	169

Principal Amount ($)		Value ($)
Bonds & Notes continued
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued )
206,628	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities Series T-58, Class AIO 0.08%, 09/25/2043 (a)(b)	1,893
605	Federal National Mortgage Assoc. REMIC Series G92-68, Class B 0.00%, 12/25/2022 (c)	596
82,777	Series 2003-89, Class IO 1.23%, 12/25/2042 (a)(b)	2,838
206,118	Series 2012-152, Class IP 3.50%, 08/25/2042 (a)	29,682
191,356	Series 2013-14, Class IG 4.00%, 03/25/2043 (a)	26,456
581	Series 2003-41, Class BI 5.00%, 08/25/2017 (a)	3
1,387	Series 2003-79, Class HI 5.00%, 10/25/2022 (a)	16
10,120	Series 2003-61, Class IJ 5.00%, 02/25/2032 (a)	379
121,379	Series 2010-98, Class DI 5.00%, 09/25/2040 (a)	13,036
32,540	Series 2008-61, Class SB 5.81%, 07/25/2038 (a)(b)	4,005
244,346	Series 2010-123, Class SK 5.86%, 11/25/2040 (a)(b)	47,244
3	Federal National Mortgage Assoc. STRIPS Series 1992-77, Class K 0.00%, 05/25/2022 (c)	73
17,206	Series 354, Class 1 0.00%, 12/01/2034 (c)	16,045
19,300	Series 362, Class 2 4.50%, 08/01/2035 (a)	2,622
17,915	Series 378, Class 1 4.50%, 01/01/2036 (a)	2,116

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
16,386	Series 387, Class 2 5.00%, 03/25/2038 (a)	1,919
12,441	Series 387, Class 1 5.00%, 05/25/2038 (a)	1,422
5,026	Series 346, Class 2 5.50%, 12/01/2033 (a)	763
11,063	Series 252, Class 2 7.50%, 11/01/2023 (a)	1,928
592	Series 237, Class 2 8.00%, 08/01/2023 (a)	109
2,871	Series 264, Class 2 8.00%, 07/01/2024 (a)	536
102	Series 12, Class 2 8.50%, 03/01/2017 (a)	11
235	Series 7, Class 2 8.50%, 04/01/2017 (a)	26
39	Series 28, Class 2 8.50%, 01/01/2018 (a)	4
338	Series 150, Class 2 8.50%, 07/25/2022 (a)	71
348	Series 163, Class 2 8.50%, 07/25/2022 (a)	37
576	Series 137, Class 2 9.00%, 05/25/2022 (a)	74
72,235	Government National Mortgage Assoc. Series 2011-51, Class NI 4.50%, 10/20/2037 (a)	5,825
72,198	Series 2010-101, Class GI 4.50%, 02/20/2038 (a)	7,284
72,685	Series 2010-130, Class PI 4.50%, 08/16/2039 (a)	8,910
47,252	Series 2010-75, Class KI 5.00%, 12/20/2035 (a)	2,727
48,372	Series 2010-42, Class IA 5.00%, 10/20/2037 (a)	4,047
73,918	Series 2010-147, Class PS 5.96%, 05/20/2040 (a)(b)	12,291
131,810	Series 2010-147, Class SA 5.98%, 05/20/2040 (a)(b)	22,007
119,680	Series 2010-98, Class YS 6.41%, 12/20/2039 (a)(b)	19,255

	Total Agency Collateralized Mortgage Obligations (Cost $310,630)	297,174

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
AGENCY MORTGAGE-BACKED SECURITIES - 8.9%
5,507	Federal Home Loan Mortgage Corp. 4.50%, 06/01/2033 - 02/01/2035 (d)	5,815
171,057	5.00%, 07/01/2035 - 06/01/2041 (d)	189,371
78,688	5.50%, 05/01/2020 - 04/01/2039 (d)	85,908
158,142	6.00%, 04/01/2017 - 11/01/2037 (d)	175,287
1,797	6.50%, 06/01/2029	2,060
20,219	7.00%, 10/01/2016 - 08/01/2036 (d)	23,223
837	7.50%, 09/01/2033	906
2,348	8.00%, 04/01/2030 - 11/01/2030 (d)	2,722
861	9.00%, 04/01/2016 - 06/01/2021 (d)	937
	Federal National Mortgage Assoc.
304	2.35%, ARM (b)	317
1,069,436	3.00%, 01/01/2043 - 06/01/2043 (d)	1,046,726
801,271	3.50%, 11/01/2042 - 06/01/2043 (d)	815,535
246,993	4.00%, 05/01/2019 - 03/01/2041 (d)	257,887
220,000	4.00%, TBA (e)	228,774
1,028,816	4.50%, 05/01/2018 - 04/01/2041 (d)	1,090,529
334,897	5.00%, 07/01/2020 - 06/01/2041 (d)	369,756
140,000	5.00%, TBA (e)	150,686
361,069	5.50%, 03/01/2014 - 01/01/2039 (d)	394,025
251,545	6.00%, 07/01/2014 - 08/01/2035 (d)	280,663

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
325,000	6.00%, TBA (e)	353,488
34,573	6.50%, 01/01/2015 - 08/01/2034 (d)	38,071
3,970	7.00%, 10/01/2016 - 12/01/2033 (d)	4,284
16,489	7.50%, 09/01/2013 - 03/01/2034 (d)	18,437
2,516	8.00%, 07/01/2015 - 01/01/2033 (d)	2,878
3,170	9.00%, 12/01/2017 - 12/01/2022 (d)	3,545
105,000	Government National Mortgage Assoc. 3.00%, TBA (e)	103,835
285,000	3.50%, TBA (e)	292,483
192,825	4.00%, 01/20/2041	203,564
215,000	4.00%, TBA (e)	225,414
226,829	4.50%, 08/15/2033 - 03/20/2041 (d)	244,066
12,982	5.00%, 08/15/2033	14,036
100,000	5.00%, TBA (e)	107,859
19,337	6.00%, 04/15/2030 - 09/15/2036 (d)	21,775
33,525	6.50%, 02/15/2024 - 07/15/2036 (d)	37,501
8,419	7.00%, 04/15/2028 - 09/15/2036 (d)	9,510
196	8.00%, 09/15/2029 - 06/15/2030 (d)	204
10,321	8.50%, 10/15/2017	10,994
15,093	9.00%, 11/15/2016 - 12/15/2021 (d)	16,409

	Total Agency Mortgage-Backed Securities (Cost $6,772,198)	6,829,480

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
ASSET-BACKED SECURITIES - 0.1%
3	Bear Stearns Asset-Backed Securities Trust Series 2003-ABF1, Class A 0.93%, 01/25/2034 (b)	3
10,000	Ford Credit Auto Lease Trust Series 2013-A, Class C 1.28%, 06/15/2016	9,874
100,000	Hertz Vehicle Financing LLC Series 2010-1A, Class B1 5.02%, 02/25/2015 (f)	101,739

	Total Asset-Backed Securities (Cost $112,593)	111,616

CORPORATE BONDS & NOTES - 9.3%
AUTOMOBILES & COMPONENTS - 0.1%
19,000	American Axle & Manufacturing, Inc. 6.25%, 03/15/2021 (g)	19,404
6,000	7.75%, 11/15/2019	6,630
11,000	Delphi Corp. 5.00%, 02/15/2023	11,357
11,000	Ford Motor Co. 4.75%, 01/15/2043	9,731
27,000	Lear Corp. 4.75%, 01/15/2023 (f)(g)	25,785

		72,907

BANKS - 0.4%
28,000	Bank of America Corp. 3.88%, 03/22/2017	29,351
107,000	Bank of America Corp., MTN 2.00%, 01/11/2018 (g)	103,753
47,000	3.30%, 01/11/2023 (g)	44,511
28,000	JPMorgan Chase & Co. 3.38%, 05/01/2023 (g)	26,126
28,000	5.15%, 05/01/2023 (b)(g)(h)	26,810
44,000	U.S. Bancorp 3.44%, 02/01/2016	46,153
48,000	Wells Fargo & Co. 3.45%, 02/13/2023 (g)	45,934

		322,638

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
CAPITAL GOODS - 0.6%
27,000	AAR Corp. 7.25%, 01/15/2022 (f)	29,092
26,000	ABB Finance USA, Inc. 1.63%, 05/08/2017	25,853
22,000	Amsted Industries, Inc. 8.13%, 03/15/2018 (f)	23,320
25,000	Cargill, Inc. 6.00%, 11/27/2017 (f)	29,125
17,000	Case New Holland, Inc. 7.88%, 12/01/2017	19,337
33,000	Caterpillar, Inc. 1.50%, 06/26/2017 (g)	32,700
27,000	DigitalGlobe, Inc. 5.25%, 02/01/2021 (f)	26,055
38,000	Eaton Corp. 1.50%, 11/02/2017 (f)	36,926
41,000	2.75%, 11/02/2022 (f)	38,434
27,000	Erickson Air-Crane, Inc. 8.25%, 05/01/2020 (f)(g)	26,359
8,000	JB Poindexter & Co., Inc. 9.00%, 04/01/2022 (f)	8,440
47,000	Kratos Defense & Security Solutions, Inc. 10.00%, 06/01/2017	50,525
43,000	Northrop Grumman Corp. 1.75%, 06/01/2018	41,756
14,000	4.75%, 06/01/2043	13,434
43,000	Roper Industries, Inc. 2.05%, 10/01/2018 (g)	42,226
23,000	Textron, Inc. 6.20%, 03/15/2015	24,768

		468,350

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
14,000	Catholic Health Initiatives 2.95%, 11/01/2022	13,110
9,000	4.35%, 11/01/2042	8,229
31,000	Service Corp. International 4.50%, 11/15/2020	29,837
27,000	United Rentals North America, Inc. 5.75%, 07/15/2018 (g)	28,485

		79,661

CONSUMER DURABLES & APPAREL - 0.1%
8,000	D.R. Horton, Inc. 4.38%, 09/15/2022 (g)	7,640
31,000	Hanesbrands, Inc. 6.38%, 12/15/2020 (g)	33,209
27,000	RSI Home Products, Inc. 6.88%, 03/01/2018 (f)(g)	27,742

		68,591

CONSUMER SERVICES - 0.2%
11,000	Cedar Fair LP 5.25%, 03/15/2021 (f)	10,601
56,000	CityCenter Holdings LLC 7.63%, 01/15/2016 (g)	59,360
33,000	Host Hotels & Resorts LP 3.75%, 10/15/2023	30,329
47,000	Vail Resorts, Inc. 6.50%, 05/01/2019 (g)	49,468
17,000	Wynn Las Vegas LLC 4.25%, 05/30/2023 (f)(g)	15,746

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
CONSUMER SERVICES (continued)
15,000	5.38%, 03/15/2022 (g)	15,225

		180,729

DIVERSIFIED FINANCIALS - 1.5%
43,000	American Express Co. 1.55%, 05/22/2018 (g)	41,794
18,000	Caterpillar Financial Services Corp., MTN 1.25%, 11/06/2017	17,560
27,000	Citigroup, Inc. 1.25%, 01/15/2016 (g)	26,694
78,000	1.75%, 05/01/2018	74,674
33,000	3.50%, 05/15/2023 (g)	29,699
45,000	5.00%, 09/15/2014	46,779
16,000	CNH Capital LLC 3.88%, 11/01/2015 (g)	16,160
200,000	Ford Motor Credit Co. LLC 1.70%, 05/09/2016 (g)	196,873
200,000	3.00%, 06/12/2017 (g)	200,607
26,000	General Motors Financial Co., Inc. 2.75%, 05/15/2016 (f)(g)	25,626
22,000	Goldman Sachs Capital I 6.35%, 02/15/2034 (g)	21,198
33,000	Goldman Sachs Group, Inc. (The) 2.38%, 01/22/2018 (g)	32,435
41,000	3.63%, 01/22/2023 (g)	39,306
28,000	6.75%, 10/01/2037	28,768
16,000	Goldman Sachs Group, Inc. (The), MTN 1.60%, 11/23/2015	16,046
26,000	Hyundai Capital America 1.63%, 10/02/2015 (f)	25,930
13,000	2.13%, 10/02/2017 (f)	12,581

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
DIVERSIFIED FINANCIALS (continued)
9,000	Jefferies Group LLC 5.13%, 01/20/2023 (g)	8,947
10,000	6.50%, 01/20/2043	9,605
21,000	John Deere Capital Corp., MTN 3.15%, 10/15/2021 (g)	20,828
57,000	JPMorgan Chase & Co. 3.20%, 01/25/2023 (g)	54,221
15,000	Morgan Stanley 2.13%, 04/25/2018 (g)	14,372
5,000	3.75%, 02/25/2023 (g)	4,791
19,000	4.75%, 03/22/2017	20,170
39,000	4.88%, 11/01/2022 (g)	38,600
100,000	Morgan Stanley, MTN 5.55%, 04/27/2017	108,271
39,000	NYSE Euronext 2.00%, 10/05/2017	38,829

		1,171,364

ENERGY - 1.0%
31,000	Anadarko Petroleum Corp. 6.20%, 03/15/2040 (g)	34,901
11,000	Atlas Pipeline Partners LP 4.75%, 11/15/2021 (f)	9,914
27,000	Chesapeake Energy Corp. 3.25%, 03/15/2016 (g)	26,932
16,000	Concho Resources, Inc. 5.50%, 04/01/2023	15,840
20,000	DCP Midstream Operating LP 2.50%, 12/01/2017 (g)	19,762
43,000	3.88%, 03/15/2023	40,409
27,000	Denbury Resources, Inc. 6.38%, 08/15/2021 (g)	28,485
19,000	8.25%, 02/15/2020	20,615

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
ENERGY (continued)
23,000	Energy Transfer Equity LP 7.50%, 10/15/2020	25,242
49,000	Energy Transfer Partners LP 3.60%, 02/01/2023 (g)	45,950
22,000	6.50%, 02/01/2042	23,540
17,000	Enterprise Products Operating LLC 4.45%, 02/15/2043 (g)	15,149
30,000	Forest Oil Corp. 7.25%, 06/15/2019 (g)	28,350
20,000	Kinder Morgan Energy Partners LP 3.50%, 09/01/2023 (g)	18,783
7,000	5.00%, 08/15/2042	6,628
31,000	Linn Energy LLC 6.25%, 11/01/2019 (f)	29,682
25,000	8.63%, 04/15/2020 (g)	26,375
21,000	Murphy Oil Corp. 3.70%, 12/01/2022	19,518
10,000	Newfield Exploration Co. 5.63%, 07/01/2024	9,750
30,000	5.75%, 01/30/2022	29,850
18,000	Peabody Energy Corp. 6.25%, 11/15/2021 (g)	17,460
14,000	Plains Exploration & Production Co. 6.50%, 11/15/2020	14,860
30,000	Range Resources Corp. 5.75%, 06/01/2021 (g)	31,050
21,000	Rockies Express Pipeline LLC 3.90%, 04/15/2015 (f)	20,895
17,000	Rowan Cos., Inc. 5.40%, 12/01/2042 (g)	15,463

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
ENERGY (continued)
100,000	Sabine Pass Liquefaction LLC 5.63%, 02/01/2021 (f)	97,250
16,000	Targa Resources Partners LP 4.25%, 11/15/2023 (f)	14,360
27,000	Unit Corp. 6.63%, 05/15/2021	27,675
48,000	Williams Cos., Inc. (The) 3.70%, 01/15/2023 (g)	44,684
27,000	WPX Energy, Inc. 5.25%, 01/15/2017 (g)	27,810

		787,182

FOOD & STAPLES RETAILING - 0.1%
56,000	Ingles Markets, Inc. 5.75%, 06/15/2023 (f)	55,440

FOOD, BEVERAGE & TOBACCO - 0.6%
56,000	Alliance One International, Inc. 10.00%, 07/15/2016	57,540
14,000	Altria Group, Inc. 2.95%, 05/02/2023	12,995
14,000	4.50%, 05/02/2043 (g)	12,499
39,000	Anheuser-Busch InBev Finance, Inc. 2.63%, 01/17/2023 (g)	36,667
28,000	Anheuser-Busch InBev Worldwide, Inc. 2.50%, 07/15/2022 (g)	26,193
19,000	5.38%, 11/15/2014	20,174
17,000	Archer-Daniels-Midland Co. 4.02%, 04/16/2043 (g)	14,942
13,000	Coca-Cola Co. (The) 3.30%, 09/01/2021	13,315

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
FOOD, BEVERAGE & TOBACCO (continued)
28,000	ConAgra Foods, Inc. 1.90%, 01/25/2018 (g)	27,556
11,000	Constellation Brands, Inc. 3.75%, 05/01/2021 (g)	10,326
27,000	7.25%, 09/01/2016 (g)	30,814
42,000	Diageo Investment Corp. 2.88%, 05/11/2022 (g)	40,628
27,000	Hawk Acquisition Sub, Inc. 4.25%, 10/15/2020 (f)	25,886
17,000	Kraft Foods Group, Inc. 1.63%, 06/04/2015 (g)	17,189
29,000	2.25%, 06/05/2017 (g)	29,231
25,000	5.00%, 06/04/2042	25,414
37,000	Philip Morris International, Inc. 2.50%, 05/16/2016 (g)	38,460
14,000	4.13%, 03/04/2043	12,488

		452,317

HEALTHCARE EQUIPMENT & SERVICES - 0.7%
23,000	Ascension Health, Inc. 4.85%, 11/15/2053	23,000
24,000	Baxter International, Inc. 1.85%, 06/15/2018	23,834
56,000	3.20%, 06/15/2023 (g)	55,045
27,000	Cigna Corp. 2.75%, 11/15/2016	28,041
38,000	4.00%, 02/15/2022	39,081
14,000	5.38%, 02/15/2042	14,981
10,000	DaVita HealthCare Partners, Inc. 5.75%, 08/15/2022	10,025
30,000	6.38%, 11/01/2018 (g)	31,387
9,000	DENTSPLY International, Inc. 2.75%, 08/15/2016	9,247
31,000	4.13%, 08/15/2021	31,525

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
HEALTHCARE EQUIPMENT & SERVICES (continued)
12,000	Express Scripts Holding Co. 2.65%, 02/15/2017 (g)	12,230
121,000	3.13%, 05/15/2016 (g)	125,909
14,000	Fresenius Medical Care U.S. Finance, Inc. 5.75%, 02/15/2021 (f)	14,770
38,000	HCA, Inc. 6.50%, 02/15/2020	41,206
10,000	Memorial Sloan-Kettering Cancer Center 4.13%, 07/01/2052	8,957
50,000	UnitedHealth Group, Inc. 2.88%, 03/15/2023	47,079

		516,317

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
65,000	Revlon Consumer Products Corp. 5.75%, 02/15/2021 (f)(g)	63,619

INSURANCE - 0.4%
15,000	Allstate Corp. (The) 3.15%, 06/15/2023	14,595
10,000	4.50%, 06/15/2043 (g)	9,899
31,000	American International Group, Inc. 4.88%, 06/01/2022 (g)	33,103
28,000	Berkshire Hathaway, Inc. 1.55%, 02/09/2018 (g)	27,464
28,000	4.50%, 02/11/2043 (g)	26,712
21,000	CNA Financial Corp. 5.88%, 08/15/2020	23,801

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
INSURANCE (continued)
13,000	Genworth Financial, Inc. 7.70%, 06/15/2020 (g)	14,933
18,000	Hartford Financial Services Group, Inc. 6.63%, 03/30/2040 (g)	21,469
23,000	Liberty Mutual Group, Inc. 4.25%, 06/15/2023 (f)	22,268
18,000	6.50%, 05/01/2042 (f)	19,324
28,000	Nationwide Financial Services, Inc. 5.38%, 03/25/2021 (f)	30,578
7,000	Prudential Financial, Inc. 5.20%, 03/15/2044 (b)(g)	6,641
12,000	5.63%, 06/15/2043 (b)	11,790
15,000	Prudential Financial, Inc., MTN 5.63%, 05/12/2041 (g)	15,633

		278,210

MATERIALS - 0.4%
27,000	Ashland, Inc. 3.00%, 03/15/2016 (f)(g)	27,270
26,000	3.88%, 04/15/2018 (f)	25,837
26,000	Ball Corp. 4.00%, 11/15/2023	24,148
17,000	CF Industries, Inc. 4.95%, 06/01/2043	16,204
29,000	Cliffs Natural Resources, Inc. 4.88%, 04/01/2021 (g)	26,324
11,000	Eagle Spinco, Inc. 4.63%, 02/15/2021 (f)	10,601
23,000	Eastman Chemical Co. 2.40%, 06/01/2017	23,062

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
MATERIALS (continued)
40,000	Freeport-McMoRan Copper & Gold, Inc. 2.38%, 03/15/2018 (f)	38,085
35,000	5.45%, 03/15/2043 (f)(g)	30,971
32,000	Hexion U.S. Finance Corp. 6.63%, 04/15/2020 (f)(g)	32,080
27,000	Huntsman International LLC 4.88%, 11/15/2020	26,797

		281,379

MEDIA - 0.4%
32,000	CCO Holdings LLC 8.13%, 04/30/2020 (g)	35,120
27,000	Cequel Communications Holdings I LLC 5.13%, 12/15/2021 (f)(g)	25,515
13,000	Comcast Corp. 4.25%, 01/15/2033	12,479
17,000	4.50%, 01/15/2043 (g)	16,297
35,000	COX Communications, Inc. 2.95%, 06/30/2023 (f)	31,904
9,000	3.25%, 12/15/2022 (f)(g)	8,485
6,000	4.70%, 12/15/2042 (f)(g)	5,342
35,000	DIRECTV Holdings LLC 3.80%, 03/15/2022 (g)	33,682
19,000	5.15%, 03/15/2042 (g)	17,009
14,000	Discovery Communications LLC 3.25%, 04/01/2023 (g)	13,155
7,000	4.88%, 04/01/2043	6,495
8,000	4.95%, 05/15/2042	7,518
27,000	McClatchy Co. (The) 9.00%, 12/15/2022 (f)	28,485
12,000	News America, Inc. 6.65%, 11/15/2037 (g)	13,854

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
MEDIA (continued)
38,000	Omnicom Group, Inc. 3.63%, 05/01/2022 (g)	36,719
18,000	Time Warner Cable, Inc. 4.50%, 09/15/2042 (g)	14,009
34,000	Viacom, Inc. 2.50%, 12/15/2016	35,105

		341,173

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
37,000	AbbVie, Inc. 1.20%, 11/06/2015 (f)	37,062
25,000	1.75%, 11/06/2017 (f)	24,518
31,000	2.00%, 11/06/2018 (f)(g)	30,096
16,000	2.90%, 11/06/2022 (f)	14,992
38,000	Actavis, Inc. 3.25%, 10/01/2022	35,497
20,000	Agilent Technologies, Inc. 5.50%, 09/14/2015 (g)	21,833
18,000	Amgen, Inc. 5.38%, 05/15/2043 (g)	18,686
18,000	5.65%, 06/15/2042 (g)	19,274
20,000	Cardinal Health, Inc. 3.20%, 03/15/2023	18,703
19,000	Merck & Co., Inc. 1.30%, 05/18/2018	18,447
43,000	2.80%, 05/18/2023 (g)	40,770
17,000	4.15%, 05/18/2043 (g)	16,264
71,000	Mylan, Inc. 2.60%, 06/24/2018 (f)(g)	70,060
10,000	7.88%, 07/15/2020 (f)	11,545

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
31,000	Novartis Capital Corp. 2.40%, 09/21/2022	29,192
29,000	Pfizer, Inc. 3.00%, 06/15/2023 (g)	28,187
16,000	Valeant Pharmaceuticals International 6.38%, 10/15/2020 (f)(g)	15,900
14,000	Zoetis, Inc. 1.15%, 02/01/2016 (f)	13,961
14,000	1.88%, 02/01/2018 (f)(g)	13,720
24,000	3.25%, 02/01/2023 (f)	22,849

		501,556

REAL ESTATE - 0.1%
13,000	American Tower Corp. 3.50%, 01/31/2023	11,928
40,000	Corporate Office Properties LP 3.60%, 05/15/2023 (f)	36,994
33,000	DDR Corp. 4.63%, 07/15/2022 (g)	33,409
28,000	Ventas Realty LP 2.70%, 04/01/2020	26,515

		108,846

RETAILING - 0.3%
25,000	Amazon.com, Inc. 1.20%, 11/29/2017 (g)	24,204
25,000	2.50%, 11/29/2022 (g)	22,741
27,000	CST Brands, Inc. 5.00%, 05/01/2023 (f)(g)	26,460
17,000	Gap, Inc. (The) 5.95%, 04/12/2021	18,832

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
RETAILING (continued)
41,000	Glencore Funding LLC 2.50%, 01/15/2019 (f)	37,140
14,000	4.13%, 05/30/2023 (f)(g)	12,511
28,000	TJX Cos., Inc. 2.50%, 05/15/2023	26,006
54,000	Tops Holding Corp. 8.88%, 12/15/2017 (f)	58,725

		226,619

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
11,000	Amkor Technology, Inc. 6.38%, 10/01/2022 (f)	10,835
25,000	Intel Corp. 1.35%, 12/15/2017 (g)	24,492
42,000	Texas Instruments, Inc. 2.25%, 05/01/2023 (g)	37,818

		73,145

SOFTWARE & SERVICES - 0.2%
30,000	Autodesk, Inc. 1.95%, 12/15/2017 (g)	29,300
19,000	eBay, Inc. 1.35%, 07/15/2017	18,692
13,000	2.60%, 07/15/2022 (g)	12,136
16,000	4.00%, 07/15/2042 (g)	13,623
19,000	GXS Worldwide, Inc. 9.75%, 06/15/2015 (g)	19,380
56,000	Microsoft Corp. 2.38%, 05/01/2023	51,935
42,000	Oracle Corp. 1.20%, 10/15/2017 (g)	40,834

		185,900

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
26,000	Brocade Communications Systems, Inc. 4.63%, 01/15/2023 (f)	24,570
29,000	EMC Corp. 1.88%, 06/01/2018 (g)	28,700
27,000	iGATE Corp. 9.00%, 05/01/2016 (g)	28,215
27,000	Viasystems, Inc. 7.88%, 05/01/2019 (f)	28,620

		110,105

TELECOMMUNICATION SERVICES - 0.4%
27,000	AT&T, Inc. 0.88%, 02/13/2015	27,025
31,000	2.95%, 05/15/2016 (g)	32,417
64,000	4.35%, 06/15/2045 (g)	55,906
8,000	Cincinnati Bell, Inc. 8.25%, 10/15/2017 (g)	8,380
32,000	Crown Castle Towers LLC 6.11%, 01/15/2020 (f)	36,770
33,000	Frontier Communications Corp. 7.13%, 03/15/2019 (g)	34,898
29,000	Hughes Satellite Systems Corp. 6.50%, 06/15/2019	30,885
16,000	MetroPCS Wireless, Inc. 6.25%, 04/01/2021 (f)(g)	16,340
9,000	Verizon Communications, Inc. 2.45%, 11/01/2022 (g)	8,177
9,000	3.85%, 11/01/2042 (g)	7,498

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
TELECOMMUNICATION SERVICES (continued)
27,000	Windstream Corp. 6.38%, 08/01/2023 (g)	25,380

		283,676

TRANSPORTATION - 0.0%
26,000	United Parcel Service, Inc. 2.45%, 10/01/2022 (g)	24,563

UTILITIES - 0.7%
26,000	AES Corp. 4.88%, 05/15/2023 (g)	24,310
15,000	Arizona Public Service Co. 6.25%, 08/01/2016	17,223
24,000	Dominion Resources, Inc. 1.95%, 08/15/2016	24,498
44,000	DPL, Inc. 7.25%, 10/15/2021 (g)	45,760
27,000	Duke Energy Corp. 1.63%, 08/15/2017 (g)	26,530
51,000	3.05%, 08/15/2022	48,631
34,000	Exelon Corp. 4.90%, 06/15/2015	36,406
18,000	Florida Power & Light Co. 4.13%, 02/01/2042 (g)	17,025
37,000	Great Plains Energy, Inc. 4.85%, 06/01/2021	39,363
40,000	MidAmerican Energy Holdings Co. 6.13%, 04/01/2036	45,525
43,000	NextEra Energy Capital Holdings, Inc. 2.60%, 09/01/2015	44,311
30,000	Nisource Finance Corp. 3.85%, 02/15/2023 (g)	29,168
14,000	4.80%, 02/15/2044 (g)	12,725

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
UTILITIES (continued)
29,000	Northeast Utilities 1.45%, 05/01/2018	28,181
8,000	Oglethorpe Power Corp. 5.38%, 11/01/2040	8,368
14,000	Pacific Gas & Electric Co. 6.05%, 03/01/2034	16,374
2,000	PacifiCorp 6.25%, 10/15/2037 (g)	2,442
42,000	Public Service Electric & Gas Co., MTN 2.38%, 05/15/2023	38,975

		505,815

	Total Corporate Bonds & Notes (Cost $7,316,149)	7,160,102

FOREIGN CORPORATE BONDS & NOTES - 5.0%
BANKS - 1.5%
10,000	Banco Mercantil del Norte SA 6.86%, 10/13/2021 (b)(f)	10,474
200,000	Barclays Bank PLC 2.25%, 05/10/2017 (f)	205,440
150,000	Caixa Economica Federal 2.38%, 11/06/2017 (g)	138,750
40,000	Central American Bank for Economic Integration 5.38%, 09/24/2014 (f)	42,153
26,000	Corp. Andina de Fomento 4.38%, 06/15/2022 (g)	26,605
125,000	European Investment Bank 0.88%, 12/15/2014	125,893
100,000	Industry & Construction Bank St. Petersburg OJSC Via Or-ICB for Industry 5.01%, 09/29/2015 (b)	101,875

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
BANKS (continued)
65,000	KFW 2.00%, 10/04/2022 (g)	61,128
15,000	4.50%, 07/16/2018	17,055
100,000	National Agricultural Cooperative Federation 4.25%, 01/28/2016 (f)	105,690
46,000	Royal Bank of Canada 1.20%, 09/19/2017 (g)	44,926
100,000	Russian Agricultural Bank OJSC Via RSHB Capital SA 7.75%, 05/29/2018 (f)	112,250
200,000	Standard Chartered PLC 3.95%, 01/11/2023 (f)(g)	186,411

		1,178,650

CAPITAL GOODS - 0.2%
11,000	Bombardier, Inc. 4.25%, 01/15/2016 (f)(g)	11,302
3,000	5.75%, 03/15/2022 (f)(g)	2,993
61,000	7.75%, 03/15/2020 (f)(g)	68,015
15,000	Ingersoll-Rand Global Holding Co., Ltd. 2.88%, 01/15/2019 (f)(g)	14,816
21,000	4.25%, 06/15/2023 (f)	20,910
12,000	5.75%, 06/15/2043 (f)(g)	12,239

		130,275

CONSUMER SERVICES - 0.1%
28,000	Carnival Corp. 1.20%, 02/05/2016 (g)	27,816
15,000	NCL Corp., Ltd. 5.00%, 02/15/2018 (f)	14,775

		42,591

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
DIVERSIFIED FINANCIALS - 0.5%
38,000	Invesco Finance PLC 3.13%, 11/30/2022	35,518
34,000	Nomura Holdings, Inc. 2.00%, 09/13/2016 (g)	33,646
100,000	Power Sector Assets & Liabilities Management Corp. 7.39%, 12/02/2024 (f)	121,500
100,000	Sinochem Overseas Capital Co., Ltd. 4.50%, 11/12/2020 (f)	99,090
63,000	Woodside Finance, Ltd. 4.50%, 11/10/2014 (f)	65,766

		355,520

ENERGY - 1.5%
42,000	BP Capital Markets PLC 1.38%, 05/10/2018 (g)	40,531
13,000	2.25%, 11/01/2016	13,323
57,000	2.50%, 11/06/2022 (g)	52,048
28,000	2.75%, 05/10/2023 (g)	25,944
6,000	Ecopetrol SA 7.63%, 07/23/2019 (g)	7,125
100,000	Korea National Oil Corp. 2.88%, 11/09/2015 (f)	102,622
31,000	Nexen, Inc. 6.40%, 05/15/2037 (g)	33,800
30,000	Noble Holding International, Ltd. 5.25%, 03/15/2042 (g)	26,965
95,000	Odebrecht Drilling Norbe VIII/IX, Ltd. 6.35%, 06/30/2021 (f)(g)	96,425
100,000	Pacific Rubiales Energy Corp. 5.13%, 03/28/2023 (f)	95,000

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
ENERGY (continued)
151,000	Petrobras Global Finance BV 4.38%, 05/20/2023 (g)	140,029
43,000	Petrobras International Finance Co. 3.50%, 02/06/2017	42,916
17,000	3.88%, 01/27/2016 (g)	17,575
30,000	Petroleos Mexicanos 3.50%, 01/30/2023 (f)(g)	27,750
11,000	5.50%, 01/21/2021	11,770
41,000	Schlumberger Investment SA 2.40%, 08/01/2022 (f)	38,115
25,000	Talisman Energy, Inc. 6.25%, 02/01/2038	26,937
27,000	Total Capital Canada, Ltd. 1.45%, 01/15/2018 (g)	26,401
69,000	Total Capital International SA 1.55%, 06/28/2017 (g)	68,451
11,000	Transocean, Inc. 3.80%, 10/15/2022	10,498
7,000	6.50%, 11/15/2020 (g)	7,891
31,000	Weatherford International, Ltd. 4.50%, 04/15/2022 (g)	30,703
22,000	5.95%, 04/15/2042	20,863
7,000	6.75%, 09/15/2040	7,265
200,000	Zhaikmunai LP 7.13%, 11/13/2019 (f)	201,500

		1,172,447

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
FOOD, BEVERAGE & TOBACCO - 0.2%
10,000	Corp. Lindley SA 4.63%, 04/12/2023 (f)	9,725
28,000	Diageo Capital PLC 1.13%, 04/29/2018 (g)	26,932
40,000	1.50%, 05/11/2017	39,676
22,000	2.63%, 04/29/2023	20,510
26,000	Heineken NV 1.40%, 10/01/2017 (f)(g)	25,288

		122,131

MATERIALS - 0.3%
29,000	Agrium, Inc. 3.50%, 06/01/2023	27,953
43,000	4.90%, 06/01/2043 (g)	40,789
28,000	Barrick Gold Corp. 2.50%, 05/01/2018 (f)(g)	25,155
29,000	4.10%, 05/01/2023 (f)(g)	24,275
16,000	Corp. Nacional del Cobre de Chile 4.25%, 07/17/2042 (f)(g)	13,342
6,000	5.63%, 09/21/2035 (f)	6,173
11,000	FMG Resources August 2006 Pty, Ltd. 7.00%, 11/01/2015 (f)(g)	11,165
18,000	Kinross Gold Corp. 6.88%, 09/01/2041 (g)	17,044
21,000	Teck Resources, Ltd. 5.40%, 02/01/2043 (g)	18,447
23,000	Vale Overseas, Ltd. 4.38%, 01/11/2022 (g)	21,961
25,000	Xstrata Finance Canada, Ltd. 2.70%, 10/25/2017 (f)	24,269
33,258	5.80%, 11/15/2016 (f)	36,308

		266,881

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
MEDIA - 0.0%
27,000	Cogeco Cable, Inc. 4.88%, 05/01/2020 (f)	26,325

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
28,000	Sanofi 1.25%, 04/10/2018	27,152

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
11,000	Flextronics International, Ltd. 4.63%, 02/15/2020 (f)(g)	10,725
22,000	Seagate HDD Cayman 4.75%, 06/01/2023 (f)(g)	20,625
3,000	7.00%, 11/01/2021 (g)	3,225

		34,575

TELECOMMUNICATION SERVICES - 0.5%
200,000	America Movil SAB de CV 2.38%, 09/08/2016	203,642
150,000	Telefonica Emisiones SAU 3.19%, 04/27/2018 (g)	145,451

		349,093

UTILITIES - 0.2%
20,000	AES Panama SA 6.35%, 12/21/2016 (f)	21,750
6,000	Empresa de Energia de Bogota SA 6.13%, 11/10/2021 (f)	6,240
100,000	Majapahit Holding BV 7.25%, 06/28/2017 (f)	110,750
25,000	TransAlta Corp. 4.50%, 11/15/2022 (g)	23,887
8,000	Transportadora de Gas del Peru SA 4.25%, 04/30/2028 (f)(g)	7,120

		169,747

	Total Foreign Corporate Bonds & Notes (Cost $3,967,460)	3,875,387

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
MUNICIPAL BONDS & NOTES - 0.2%
15,000	American Municipal Power, Inc. OH 6.27%, 02/15/2050	15,986
25,000	Denver City & County School District No 1 4.24%, 12/15/2037	21,605
28,000	Municipal Electric Authority of Georgia 6.64%, 04/01/2057	30,236
10,000	New Jersey Transportation Trust Fund Authority 6.88%, 12/15/2039	11,117
35,000	Port Authority of New York & New Jersey 4.46%, 10/01/2062	31,279
20,000	South Carolina State Public Service Authority 6.45%, 01/01/2050	23,092
25,000	State of California 5.70%, 11/01/2021	28,593

	Total Municipal Bonds & Notes (Cost $162,799)	161,908

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2%
43,000	American Tower Trust I Series 13, Class 1A 1.55%, 03/15/2043 (f)	42,403
364	Collateralized Mortgage Obligation Trust Series 55, Class B 0.00%, 11/01/2018 (c)	364

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
55,000	Commercial Mortgage Trust Series 2007-GG9, Class AMFX 5.48%, 03/10/2039	58,777
25,897	Credit Suisse First Boston Mortgage Securities Corp. Series 2005-9, Class CB1 5.28%, 10/25/2035 (b)	709
10,000	GS Mortgage Securities Corp. II Series 2013-KYO, Class D 2.79%, 11/08/2029 (b)(f)	10,016
15,489	MASTR Alternative Loan Trust Series 2003-5, Class 15AX 5.00%, 08/25/2018 (a)	1,297
55,000	Morgan Stanley Capital I Trust Series 2005-T17, Class AJ 4.84%, 12/13/2041 (b)	56,748
112,467	Wells Fargo Mortgage-Backed Securities Trust Series 2006-3, Class B1 5.50%, 03/25/2036	1,764

	Total Non-Agency Collateralized Mortgage Obligations (Cost $308,171)	172,078

NON-AGENCY COLLATERALIZED MORTGAGE-BACKED SECURITIES - 1.8%
50,000	Banc of America Commercial Mortgage Trust Series 2007-1, Class AMFX 5.48%, 01/15/2049 (b)	52,423
10,000	Series 2006-4, Class AM 5.68%, 07/10/2046	11,110
20,000	Series 2008-1, Class A4 6.39%, 02/10/2051 (b)	23,033

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
NON-AGENCY COLLATERALIZED MORTGAGE-BACKED SECURITIES (continued)
40,000	Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-6, Class A4 5.36%, 09/10/2047 (b)	43,193
30,000	Series 2005-1, Class AJ 5.40%, 11/10/2042 (b)	31,583
34,233	Bear Stearns Commercial Mortgage Securities Trust Series 2005-T18, Class A4 4.93%, 02/13/2042 (b)	36,106
8,998	Series 2006-PW11, Class A2 5.56%, 03/11/2039 (b)	9,075
40,000	Series 2006-T22, Class AM 5.77%, 04/12/2038 (b)	43,435
25,000	Series 2006-T22, Class AJ 5.77%, 04/12/2038 (b)	26,803
25,000	Series 2007-PW17, Class AM 5.92%, 06/11/2050 (b)	27,964
30,000	Series 2007-PW18, Class AMA 6.09%, 06/11/2050 (b)	33,318
20,000	Citigroup Commercial Mortgage Trust Series 2006-C5, Class AJ 5.48%, 10/15/2049	18,664
20,000	Commercial Mortgage Pass-Through Certificates Series 2005-LP5, Class A4 4.98%, 05/10/2043 (b)	21,184
10,000	Series 2006-C5, Class AM 5.34%, 12/15/2039	10,616
40,000	Series 2006-C8, Class AM 5.35%, 12/10/2046	43,468
50,000	Commercial Mortgage Trust Series 2007-GG9, Class AM 5.48%, 03/10/2039	52,707

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
NON-AGENCY COLLATERALIZED MORTGAGE-BACKED SECURITIES (continued)
30,000	GS Mortgage Securities Trust Series 2011-GC5, Class A2 3.00%, 08/10/2044	31,315
10,000	Series 2011-GC5, Class B 5.47%, 08/10/2044 (b)(f)	10,763
50,000	Series 2006-GG8, Class AM 5.59%, 11/10/2039	54,391
15,000	JP Morgan Chase Commercial Mortgage Securities Corp. Series 2013-C13, Class C 4.19%, 01/15/2046 (i)	13,523
29,699	Series 2005-CB11, Class A4 5.34%, 08/12/2037 (b)	31,430
20,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class AS 4.27%, 06/15/2045	20,309
60,000	Series 2007-CB18, Class A4 5.44%, 06/12/2047	66,738
50,000	Series 2007-LD11, Class A4 6.00%, 06/15/2049 (b)	56,187
15,000	JPMBB Commercial Mortgage Securities Trust Series 2013-C12, Class AS 4.03%, 07/15/2045 (b)	14,783
15,000	Series 2013-C12, Class D 4.09%, 07/15/2045 (b)	11,842
20,000	JPMCC Commercial Mortgage Pass-Through Certificates Series 2005-LDP1, Class A4 5.04%, 03/15/2046 (b)	20,995
30,000	LB Commercial Mortgage Trust Series 2007-C3, Class AM 6.08%, 07/15/2044 (b)	33,264
348,015	LB-UBS Commercial Mortgage Trust Series 2004-C8, Class XCL 0.95%, 12/15/2039 (a)(b)(f)	2,953

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
NON-AGENCY COLLATERALIZED MORTGAGE-BACKED SECURITIES (continued)
30,000	Series 2005-C5, Class A4 4.95%, 09/15/2030	31,939
40,000	Series 2006-C1, Class A4 5.16%, 02/15/2031	43,289
10,000	Series 2006-C4, Class A4 6.06%, 06/15/2038 (b)	11,128
55,000	ML-CFC Commercial Mortgage Trust Series 2006-3, Class AM 5.46%, 07/12/2046 (b)	58,970
30,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10, Class AS 4.22%, 07/15/2046 (i)	30,056
15,000	Series 2013-C10, Class C 4.22%, 07/15/2046 (b)(i)	14,452
20,000	Series 2013-C8, Class D 4.31%, 12/15/2048 (b)(f)	16,416
20,000	Morgan Stanley Capital I Trust Series 2006-T21, Class A4 5.16%, 10/12/2052 (b)	21,647
25,000	Series 2006-T21, Class AJ 5.27%, 10/12/2052 (b)	26,592
20,000	Series 2006-IQ11, Class B 5.86%, 10/15/2042 (b)	18,100
20,000	Series 2006-T23, Class A4 5.99%, 08/12/2041 (b)	22,329
30,000	Series 2007-IQ16, Class AMA 6.29%, 12/12/2049 (b)	33,861
30,000	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class AM 5.34%, 11/15/2048	32,862
40,000	Series 2006-C23, Class AM 5.47%, 01/15/2045 (b)	43,151
50,000	Series 2006-C28, Class AM 5.60%, 10/15/2048 (b)	54,262

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
NON-AGENCY COLLATERALIZED MORTGAGE-BACKED SECURITIES (continued)
10,000	Wells Fargo Commercial Mortgage Trust Series 2012-LC5, Class C 4.69%, 10/15/2045 (b)	9,738
25,000	WFRBS Commercial Mortgage Trust Series 2011-C4, Class D 5.42%, 06/15/2044 (b)(f)	24,801

	Total Non-Agency Collateralized Mortgage-Backed Securities (Cost $1,344,730)	1,346,768

SOVEREIGN BONDS - 0.7%
10,000	Chile Government International Bond 3.63%, 10/30/2042 (g)	8,300
22,000	El Salvador Government International Bond 7.65%, 06/15/2035 (f)	21,615
10,000	Hungary Government International Bond 4.13%, 02/19/2018	9,775
22,000	6.25%, 01/29/2020	23,100
2,000	7.63%, 03/29/2041	2,098
6,000	Mexico Government International Bond 5.75%, 10/12/2110	5,505
18,000	Mexico Government International Bond, MTN 4.75%, 03/08/2044 (g)	16,110
8,000	Panama Government International Bond 4.30%, 04/29/2053 (g)	6,460
6,000	6.70%, 01/26/2036	7,005
11,000	Peruvian Government International Bond 6.55%, 03/14/2037 (g)	13,035
100,000	Philippine Government International Bond 6.38%, 01/15/2032	118,375

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
SOVEREIGN BONDS (continued)
4,000	Poland Government International Bond 3.00%, 03/17/2023 (g)	3,620
37,000	5.00%, 03/23/2022	39,868
4,000	6.38%, 07/15/2019	4,675
8,000	Romanian Government International Bond 4.38%, 08/22/2023 (f)	7,640
12,000	6.75%, 02/07/2022 (f)	13,423
4,436	Russian Foreign Bond - Eurobond 7.50%, 03/31/2030	5,204
100,000	Sri Lanka Government International Bond 6.25%, 10/04/2020 (f)	100,000
81,000	Turkey Government International Bond 6.88%, 03/17/2036	90,619
15,558	Uruguay Government International Bond 6.88%, 09/28/2025	18,716

	Total Sovereign Bonds (Cost $521,314)	515,143

U.S. GOVERNMENT AGENCIES - 0.2%
155,000	Federal Home Loan Mortgage Corp. 2.38%, 01/13/2022	150,914

	Total U.S. Government Agencies (Cost $160,232)	150,914

U.S. TREASURIES - 4.0%
721,800	U.S. Treasury Bonds 3.13%, 02/15/2043	673,924
808,700	4.50%, 02/15/2036	963,301
425,000	5.38%, 02/15/2031 (g)	553,795
9,600	U.S. Treasury Notes 0.25%, 05/31/2015 (g)	9,584
43,100	0.63%, 04/30/2018	41,655
58,800	1.00%, 05/31/2018 (g)	57,794
132,000	2.00%, 02/15/2023 (g)	127,050

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
U.S. TREASURIES (continued)
734,000	U.S. Treasury Notes (continued) 2.88%, 05/15/2043	649,705

	Total U.S. Treasuries (Cost $3,236,714)	3,076,808

	Total Bonds & Notes (Cost $24,212,990)	23,697,378

Shares
Domestic Equity - 33.4%
COMMON STOCKS - 33.4%
AUTOMOBILES & COMPONENTS - 0.5%
17,173	Ford Motor Co.	265,666
1,982	TRW Automotive Holdings Corp. (j)	131,684

		397,350

BANKS - 0.9%
20,771	Regions Financial Corp. (g)	197,948
12,437	Wells Fargo & Co. (g)	513,275

		711,223

CAPITAL GOODS - 1.7%
1,475	Boeing Co. (The) (g)	151,099
714	Cummins, Inc. (g)	77,441
2,945	Deere & Co. (g)	239,281
5,648	Dover Corp. (g)	438,624
5,110	Honeywell International, Inc. (g)	405,427

		1,311,872

Shares		Value ($)
Domestic Equity (continued)
COMMON STOCKS (continued)
CONSUMER DURABLES & APPAREL - 0.0%
725	MDC Holdings, Inc. (g)	23,570

CONSUMER SERVICES - 0.4%
3,316	Las Vegas Sands Corp. (g)	175,516
1,210	McDonald’s Corp.	119,790

		295,306

DIVERSIFIED FINANCIALS - 3.3%
3,562	American Express Co.	266,295
3,717	Ameriprise Financial, Inc.	300,631
4,097	Charles Schwab Corp. (The) (g)	86,979
6,894	Citigroup, Inc.	330,705
7,634	CME Group, Inc. (g)	580,031
1,483	Goldman Sachs Group, Inc. (The) (g)	224,304
8,260	JPMorgan Chase & Co. (g)	436,046
5,072	State Street Corp.	330,745

		2,555,736

ENERGY - 2.5%
4,104	Anadarko Petroleum Corp.	352,657
4,618	Chevron Corp.	546,494
1,364	Exxon Mobil Corp. (g)	123,237
4,995	Halliburton Co. (g)	208,391
1,744	Hess Corp. (g)	115,959
8,055	Marathon Oil Corp. (g)	278,542
3,513	Occidental Petroleum Corp. (g)	313,465

		1,938,745

FOOD & STAPLES RETAILING - 0.2%
2,505	CVS Caremark Corp.	143,236

FOOD, BEVERAGE & TOBACCO - 2.1%
1,647	Altria Group, Inc. (g)	57,628

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Total Return Fund

Shares		Value ($)
Domestic Equity (continued)
COMMON STOCKS (continued)
FOOD, BEVERAGE & TOBACCO (continued)
4,993	Archer-Daniels-Midland Co.	169,313
4,440	Coca-Cola Enterprises, Inc.	156,110
1,779	Kraft Foods Group, Inc. (g)	99,393
7,126	Mondelez International, Inc., Class A	203,305
9,952	PepsiCo, Inc. (g)	813,974
1,824	Philip Morris International, Inc.	157,995

		1,657,718

HEALTHCARE EQUIPMENT & SERVICES - 1.7%
2,933	Cardinal Health, Inc. (g)	138,438
4,292	DENTSPLY International, Inc. (g)	175,800
7,852	Express Scripts Holding Co. (g)(j)	484,390
1,697	Medtronic, Inc. (g)	87,344
381	Stryker Corp. (g)	24,643
5,810	UnitedHealth Group, Inc. (g)	380,439

		1,291,054

HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
1,832	Clorox Co. (The) (g)	152,313
204	Energizer Holdings, Inc.	20,504
1,373	Kimberly-Clark Corp. (g)	133,373

		306,190

INSURANCE - 0.8%
5,581	American International Group, Inc. (g)(j)	249,471
2,373	Hartford Financial Services Group, Inc. (g)	73,373
2,415	Prudential Financial, Inc. (g)	176,367
1,252	Travelers Cos., Inc. (The) (g)	100,060

		599,271

Shares		Value ($)
Domestic Equity (continued)
COMMON STOCKS (continued)
MATERIALS - 0.7%
3,316	Monsanto Co.	327,621
618	PPG Industries, Inc.	90,481
922	Praxair, Inc.	106,178

		524,280

MEDIA - 1.8%
1,586	CBS Corp., Class B	77,508
4,852	Comcast Corp., Class A (g)	203,202
6,555	Comcast Corp., Special Class A (g)	260,037
3,902	Discovery Communications, Inc., Class C (j)	271,813
5,074	Interpublic Group of Cos., Inc. (The)	73,827
3,013	Omnicom Group, Inc. (g)	189,427
5,109	Time Warner, Inc.	295,402

		1,371,216

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.3%
317	Actavis, Inc. (g)(j)	40,012
3,070	Amgen, Inc. (g)	302,886
2,371	Bristol-Myers Squibb Co. (g)	105,960
8,194	Gilead Sciences, Inc. (g)(j)	419,615
7,901	Johnson & Johnson	678,380
7,393	Merck & Co., Inc. (g)	343,405
2,283	PerkinElmer, Inc.	74,197
21,709	Pfizer, Inc. (g)	608,069

		2,572,524

REAL ESTATE - 0.6%
2,926	American Tower Corp., REIT	214,095
1,648	HCP, Inc., REIT	74,885
1,177	Rayonier, Inc., REIT	65,194

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Total Return Fund

Shares		Value ($)
Domestic Equity (continued)
COMMON STOCKS (continued)
REAL ESTATE (continued)
605	Simon Property Group, Inc., REIT	95,542

		449,716

RETAILING - 1.9%
546	Amazon.com, Inc. (j)	151,619
302	AutoZone, Inc. (g)(j)	127,954
4,877	Dick’s Sporting Goods, Inc. (g)	244,143
476	Dollar General Corp. (g)(j)	24,005
1,061	Genuine Parts Co. (g)	82,832
1,713	Home Depot, Inc. (The) (g)	132,706
13,061	Lowe’s Cos., Inc.	534,195
2,219	Macy’s, Inc. (g)	106,512
1,141	Target Corp. (g)	78,569

		1,482,535

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
1,966	Analog Devices, Inc.	88,588
3,331	Applied Materials, Inc.	49,665
4,876	Intel Corp. (g)	118,097
2,966	Microchip Technology, Inc. (g)	110,484
1,713	Texas Instruments, Inc. (g)	59,732

		426,566

SOFTWARE & SERVICES - 4.0%
7,257	eBay, Inc. (j)	375,332
423	Google, Inc., Class A (g)(j)	372,396
1,693	International Business Machines Corp. (g)	323,549
3,511	Intuit, Inc. (g)	214,276
24,571	Microsoft Corp.	848,437

Shares		Value ($)
Domestic Equity (continued)
COMMON STOCKS (continued)
SOFTWARE & SERVICES (continued)
8,568	Oracle Corp.	263,209
6,915	Paychex, Inc. (g)	252,536
2,224	Visa, Inc., Class A	406,436

		3,056,171

TECHNOLOGY HARDWARE & EQUIPMENT - 3.8%
1,988	Apple, Inc.	787,407
28,955	Cisco Systems, Inc.	703,896
22,345	EMC Corp. (g)	527,789
15,001	QUALCOMM, Inc. (g)	916,261

		2,935,353

TELECOMMUNICATION SERVICES - 0.4%
5,386	AT&T, Inc. (g)	190,664
2,516	Verizon Communications, Inc. (g)	126,656

		317,320

TRANSPORTATION - 1.0%
7,611	CSX Corp.	176,499
1,030	Union Pacific Corp.	158,908
5,068	United Parcel Service, Inc., Class B (g)	438,281

		773,688

UTILITIES - 0.8%
3,964	AES Corp. (g)	47,528
1,439	American Water Works Co., Inc.	59,330
4,630	Calpine Corp. (g)(j)	98,295
2,240	Dominion Resources, Inc. (g)	127,277
1,427	NextEra Energy, Inc. (g)	116,272
2,140	NRG Energy, Inc.	57,138

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Total Return Fund

Shares		Value ($)
Domestic Equity (continued)
COMMON STOCKS (continued)
UTILITIES (continued)
2,583	Southern Co. (The) (g)	113,988

		619,828

	Total Common Stocks (Cost $21,159,971)	25,760,468

	Total Domestic Equity (Cost $21,159,971)	25,760,468

Foreign Equity - 22.7%
COMMON STOCKS - 22.5%
AUTOMOBILES & COMPONENTS - 1.0%
7,000	Bridgestone Corp. (g)	238,184
8,606	Toyota Motor Corp.	518,950

		757,134

BANKS - 2.0%
5,500	Bangkok Bank PCL, NVDR	36,176
22,858	Bank of Yokohama, Ltd. (The)	117,816
52,336	Barclays PLC	221,028
5,003	BNP Paribas SA	272,970
32,839	HSBC Holdings PLC	339,683
1,803	ICICI Bank, Ltd., ADR (g)	68,965
33,068	Intesa Sanpaolo SpA (g)	52,913
44,800	Mitsubishi UFJ Financial Group, Inc.	276,011
7,843	Standard Chartered PLC	169,749

		1,555,311

CAPITAL GOODS - 2.2%
2,823	Alfa Laval AB	57,301
4,006	Assa Abloy AB, Class B	155,980
3,640	Eaton Corp. PLC	239,548

Shares		Value ($)
Foreign Equity (continued)
COMMON STOCKS (continued)
CAPITAL GOODS (continued)
1,068	European Aeronautic Defence and Space Co. NV	57,008
1,100	FANUC Corp. (g)	159,239
2,999	JGC Corp.	107,781
12,000	Kubota Corp.	174,923
1,309	Larsen & Toubro, Ltd., GDR	30,775
29,000	Mitsubishi Heavy Industries, Ltd.	160,860
6,252	Safran SA	326,082
1,694	Schneider Electric SA	122,714
2,408	Vallourec SA	121,680

		1,713,891

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
2,825	Aggreko PLC	70,354
18,025	Brambles, Ltd.	154,102
8,952	Capita PLC	131,159
5,141	Experian PLC	89,124
2,156	Nielsen Holdings NV	72,420

		517,159

CONSUMER DURABLES & APPAREL - 0.5%
4,154	Luxottica Group SpA	209,719
725	LVMH Moet Hennessy Louis Vuitton SA	117,328
181	Swatch Group AG (The)	98,903

		425,950

DIVERSIFIED FINANCIALS - 0.9%
3,695	Deutsche Bank AG	154,439
23,681	ING Groep NV (j)	215,472
9,271	Invesco, Ltd. (g)	294,818

		664,729

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Total Return Fund

Shares		Value ($)
Foreign Equity (continued)
COMMON STOCKS (continued)
ENERGY - 2.0%
2,418	Cameco Corp. (g)	49,761
1,985	Cenovus Energy, Inc. (g)	56,448
1,845	Royal Dutch Shell PLC, ADR	117,711
6,827	Royal Dutch Shell PLC, Class A	217,445
9,374	Schlumberger, Ltd.	671,741
8,920	Subsea 7 SA	155,580
1,070	Technip SA (g)	108,499
2,665	Total SA	129,921

		1,507,106

FOOD, BEVERAGE & TOBACCO - 1.2%
1,464	Anheuser-Busch InBev NV	130,145
9,460	Diageo PLC	269,742
804	Diageo PLC, ADR	92,420
4,689	Nestle SA	307,016
2,384	Unilever NV	93,755

		893,078

HEALTHCARE EQUIPMENT & SERVICES - 1.2%
1,427	Cie Generale d’Optique Essilor International SA	151,618
9,256	Covidien PLC	581,647
1,498	Fresenius SE & Co. KGaA	184,417

		917,682

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
5,206	Svenska Cellulosa AB, Class B	129,814
4,900	Unicharm Corp. (g)	276,730

		406,544

Shares		Value ($)
Foreign Equity (continued)
COMMON STOCKS (continued)
INSURANCE - 2.0%
3,324	ACE, Ltd. (g)	297,432
76,871	AIA Group, Ltd.	325,567
7,206	AXA SA	141,391
11,687	Prudential PLC	190,551
6,200	Sony Financial Holdings, Inc.	97,804
9,900	Tokio Marine Holdings, Inc.	313,439
545	Zurich Insurance Group AG	141,125

		1,507,309

MATERIALS - 1.9%
6,594	BHP Billiton PLC	168,219
2,628	HeidelbergCement AG	176,505
1,843	Linde AG	343,412
5,074	LyondellBasell Industries NV, Class A	336,203
2,469	Potash Corp. of Saskatchewan, Inc.	93,897
2,994	Rio Tinto PLC	121,835
524	Syngenta AG	204,693

		1,444,764

MEDIA - 0.6%
5,267	Liberty Global PLC, Series C (j)	357,577
8,485	WPP PLC	144,392

		501,969

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.9%
3,200	Astellas Pharma, Inc.	173,635
1,659	Bayer AG	176,678
2,454	CSL, Ltd.	138,325
10,995	GlaxoSmithKline PLC	274,822
3,906	GlaxoSmithKline PLC, ADR	195,183
1,166	Novartis AG	82,692

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Total Return Fund

Shares		Value ($)
Foreign Equity (continued)
COMMON STOCKS (continued)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
1,515	Novartis AG, ADR	107,126
1,318	Roche Holding AG	327,358

		1,475,819

REAL ESTATE - 0.5%
800	Daito Trust Construction Co., Ltd.	75,301
8,000	Mitsubishi Estate Co., Ltd.	212,694
4,330	Mitsui Fudosan Co., Ltd.	127,152

		415,147

RETAILING - 0.3%
78	Fast Retailing Co., Ltd.	26,266
16,460	Kingfisher PLC	85,629
11,500	Rakuten, Inc. (g)	135,798

		247,693

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
136	Samsung Electronics Co., Ltd.	159,811
12,635	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	231,473

		391,284

SOFTWARE & SERVICES - 1.0%
4,475	Baidu, Inc., ADR (g)(j)	423,022
1,065	Cap Gemini SA	51,705
3,700	SAP AG	270,579

		745,306

TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
4,349	Hexagon AB, Class B	115,532
1,900	Murata Manufacturing Co., Ltd.	144,410
18,608	Telefonaktiebolaget LM Ericsson, Class B	209,392

		469,334

Shares		Value ($)
Foreign Equity (continued)
COMMON STOCKS (continued)
TELECOMMUNICATION SERVICES - 0.7%
5,900	Softbank Corp.	343,897
72,857	Vodafone Group PLC	207,578

		551,475

TRANSPORTATION - 0.1%
16,905	International Consolidated Airlines Group SA (j)	67,664

UTILITIES - 0.2%
11,819	National Grid PLC	133,727

	Total Common Stocks (Cost $15,323,451)	17,310,075

PREFERRED STOCKS - 0.2%
AUTOMOBILES & COMPONENTS - 0.2%
924	Volkswagen AG	186,825

	Total Preferred Stocks (Cost $165,912)	186,825

	Total Foreign Equity (Cost $15,489,363)	17,496,900

Exchange-Traded Funds - 3.7%
3,261	Financial Select Sector SPDR Fund, ETF	63,557
5,917	Industrial Select Sector SPDR Fund, ETF (g)	251,886
65,810	Vanguard FTSE Emerging Markets, ETF (g)	2,552,112

	Total Exchange-Traded Funds (Cost $2,982,746)	2,867,555

Investment Companies (k)- 27.1%
20,910,717	State Street Navigator Prime Securities Lending Portfolio	20,910,717

	Total Investment Companies (Cost $20,910,717)	20,910,717

Total Investments - 117.7% (Cost $84,755,787)		90,733,018

Other Assets & Liabilities, Net - (17.7)%		(13,634,943)

Net Assets - 100.0%		77,098,075

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Total Return Fund

(a)	Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(b)	Variable or floating rate security. The interest rate shown reflects the rate in effect June 30, 2013.
(c)	Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(d)	Securities are grouped by coupon and represent a range of maturities.
(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(f)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At June 30, 2013, these securities amounted to $3,960,231 or 5.1% of net assets.
(g)	Securities (or a portion of securities) on loan. As of June 30, 2013, the market value of securities loaned was $20,602,663. The loaned securities were secured with cash and securities collateral of $21,103,616. Collateral is calculated based on prior day’s prices.
(h)	Perpetual maturity. Maturity date presented represents the next call date.
(i)	When-issued security.
(j)	Non-income producing security.
(k)	Represents investments of cash collateral received in connection with securities lending.

Glossary:

ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MTN	Medium-Term Note
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SPDR	Standard & Poor’s Depositary Receipt
STRIPS	Separate Trading of Registered Interest and Principal of Security

The Fund had the following futures contracts, brokered by Royal Bank of Scotland, for which $354,000 was pledged as collateral, open at June 30, 2013:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Futures:
2 Yr. U.S. Treasury Notes	September 2013	1	$220,000	$(330)
5 Yr. U.S. Treasury Notes	September 2013	33	3,994,547	(51,384)
S&P 500 Emini Index	September 2013	11	879,615	(18,979)
S&P MidCap 400 Emini Index	September 2013	21	2,431,590	(41,009)

				(111,702)

Short Futures:
10 Yr. U.S. Treasury Notes	September 2013	27	3,417,188	48,994
30 Yr. U.S. Treasury Bonds	September 2013	11	1,494,281	12,538
Ultra Long U.S. Treasury Bonds	September 2013	13	1,915,062	65,613

				127,145

				$15,443

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Total Return Fund

The Fund invested in the following countries as of June 30, 2013:

Country	Percentage (based on Total Investments)
United States	77.0%
United Kingdom	4.5%
Japan	4.1%
France	1.8%
Germany	1.7%
Switzerland	1.7%
Netherlands	1.2%
Ireland	1.0%
Canada	0.9%
Sweden	0.7%
China	0.5%
Luxembourg	0.5%
Australia	0.4%
South Korea	0.4%
Hong Kong	0.4%
Mexico	0.3%
Italy	0.3%
Cayman Islands	0.3%
Philippines	0.3%
Taiwan	0.3%
Isle of Man	0.2%
Supranational	0.2%
Spain	0.2%
Brazil	0.2%
Belgium	0.2%
Bermuda	0.1%
Sri Lanka	0.1%
India	0.1%
Virgin Islands (British)	0.1%
Turkey	0.1%
Panama	0.1%
Poland	0.1%
Thailand	0.0%
Hungary	0.0%
Peru	0.0%
Chile	0.0%
El Salvador	0.0%
Romania	0.0%
Uruguay	0.0%
Colombia	0.0%
Singapore	0.0%
Russia	0.0%

100.0%

Industry	Domestic	Foreign	Percentage (based on Total Investments)
Energy	3.7%	2.2%	5.9%
Pharmaceuticals, Biotechnology & Life Sciences	3.4%	1.7%	5.1%
Diversified Financials	4.2%	0.8%	5.0%
Software & Services	3.6%	0.8%	4.4%
Banks	1.4%	3.0%	4.4%
Capital Goods	2.0%	2.0%	4.0%
Technology Hardware & Equipment	3.4%	0.6%	4.0%
Food, Beverage & Tobacco	2.3%	1.1%	3.4%
Healthcare Equipment & Services	2.0%	1.0%	3.0%
Materials	0.9%	1.9%	2.8%
Insurance	1.0%	1.7%	2.7%
Media	1.9%	0.6%	2.5%
Retailing	1.9%	0.3%	2.2%
Telecommunication Services	1.9%	0.3%	2.1%
Utilities	1.2%	0.3%	1.5%
Automobiles & Components	0.5%	1.0%	1.5%

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Total Return Fund

Industry (continued)	Domestic	Foreign	Percentage (based on Total Investments)
Real Estate	0.6%	0.5%	1.1%
Semiconductors & Semiconductor Equipment	0.6%	0.4%	1.0%
Transportation	0.8%	0.1%	0.9%
Household & Personal Products	0.4%	0.4%	0.8%
Commercial & Professional Services	0.2%	0.5%	0.7%
Consumer Services	0.5%	0.0%	0.5%
Consumer Durables & Apparel	0.1%	0.4%	0.5%
Food & Staples Retailing	0.2%	0.0%	0.2%

			59.8%

Sector
Agency Mortgage-Backed Securities	7.5%	0.0%	7.5%
U.S. Treasuries	3.4%	0.0%	3.4%
Non-Agency Collateralized Mortgage-Backed Securities	1.5%	0.0%	1.5%
Sovereign Bonds	0.0%	0.6%	0.6%
Agency Collateralized Mortgage Obligations	0.3%	0.0%	0.3%
Non-Agency Collateralized Mortgage Obligations	0.2%	0.0%	0.2%
Municipal Bonds & Notes	0.2%	0.0%	0.2%
U.S. Government Agencies	0.2%	0.0%	0.2%
Asset-Backed Securities	0.1%	0.0%	0.1%

			14.0%

Other Instruments
Investment Companies	23.0%	0.0%	23.0%
Exchange-Traded Funds	3.2%	0.0%	3.2%

			26.2%

			100.0%

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2013	Highland Tax-Exempt Fund

Principal Amount ($)		Value ($)
Municipal Bonds & Notes - 95.7%
ALASKA - 1.7%
500,000	Alaska Housing Finance Corp. 5.00%, 12/01/2027	554,955

ARIZONA - 0.7%
250,000	Pima County Industrial Development Authority 4.00%, 09/01/2029	229,263

CALIFORNIA - 9.4%
1,000,000	California State Department of Water Resources 5.00%, 12/01/2021	1,212,210
1,160,000	Los Angeles, CA Harbor Department 5.00%, 08/01/2026	1,290,720
33,000	Sacramento, CA Municipal Utility District 6.80%, 10/01/2019	38,927
500,000	State of California 5.25%, 04/01/2035	534,660

		3,076,517

COLORADO - 0.8%
230,000	Metro Wastewater Reclamation District, CO 5.00%, 04/01/2027	260,413

CONNECTICUT - 7.1%
500,000	South Central Connecticut Regional Water Authority Insured: GO OF AUTH 5.00%, 08/01/2033	538,520
500,000	State of Connecticut 5.00%, 01/01/2022	583,085
1,000,000	Town of Fairfield, CT 5.00%, 01/01/2021	1,196,300

		2,317,905

Principal Amount ($)		Value ($)
Municipal Bonds & Notes (continued)
DISTRICT OF COLUMBIA - 3.2%
500,000	District of Columbia 5.00%, 04/01/2030 (a)	557,645
500,000	5.00%, 10/01/2030	490,895

		1,048,540

FLORIDA - 1.4%
55,000	City of Gainesville, FL Utilities System 8.13%, 10/01/2014	58,032
250,000	City of Tampa, FL 5.00%, 10/01/2027	280,445
105,000	State of Florida 10.00%, 07/01/2014	109,650

		448,127

GEORGIA - 7.1%
500,000	City of Atlanta, GA Water & Wastewater Insured: AGM 5.75%, 11/01/2030	625,825
1,000,000	Municipal Electric Authority of Georgia 5.25%, 01/01/2019	1,172,860
500,000	State of Georgia 4.50%, 01/01/2029	545,670

		2,344,355

HAWAII - 3.9%
1,135,000	State of Hawaii Airports System 5.25%, 07/01/2024	1,297,350

INDIANA - 2.5%
500,000	Indiana Municipal Power Agency 5.50%, 01/01/2027	562,615
240,000	Indiana Toll Road Commission 9.00%, 01/01/2015	260,134

		822,749

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Tax-Exempt Fund

Principal Amount ($)		Value ($)
Municipal Bonds & Notes (continued)
KENTUCKY - 1.7%
500,000	Kentucky State Property & Building Commission Insured: AGC 5.25%, 02/01/2027	543,710

MAINE - 1.7%
500,000	Maine Health & Higher Educational Facilities Authority Insured: ST RES FD GTY 5.25%, 07/01/2021	571,185

MARYLAND - 4.6%
750,000	County of Montgomery, MD 5.00%, 07/01/2021	906,232
500,000	State of Maryland 5.00%, 11/01/2018	589,840

		1,496,072

MASSACHUSETTS - 0.1%
50,000	Massachusetts Port Authority 13.00%, 07/01/2013	50,000

MICHIGAN - 1.6%
500,000	Lansing Board of Water & Light, MI 5.00%, 07/01/2037	533,570

MINNESOTA - 2.0%
500,000	St Paul Port Authority 5.00%, 12/01/2022	584,580
55,000	Western Minnesota Municipal Power Agency 6.63%, 01/01/2016	59,607

		644,187

Principal Amount ($)		Value ($)
Municipal Bonds & Notes (continued)
MISSISSIPPI - 1.6%
500,000	State of Mississippi 5.50%, 09/01/2014	530,110

MISSOURI - 7.0%
1,500,000	Missouri Highway & Transportation Commission 5.00%, 05/01/2021	1,773,225
500,000	Missouri Joint Municipal Electric Utility Commission 5.75%, 01/01/2029	523,480

		2,296,705

NEW JERSEY - 1.0%
125,000	Atlantic County Improvement Authority Insured: NATL-RE 7.40%, 07/01/2016	137,159
	New Jersey State Turnpike Authority
20,000	Insured: AMBAC-TCRS 6.50%, 01/01/2016	22,783
20,000	Insured: AMBAC-TCRS 6.50%, 01/01/2016	22,508
15,000	Insured: AMBAC-TCRS 6.50%, 01/01/2016	17,107
120,000	Insured: AMBAC-TCRS-BNY 6.50%, 01/01/2016	128,534

		328,091

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Tax-Exempt Fund

Principal Amount ($)		Value ($)
Municipal Bonds & Notes (continued)
NEW MEXICO - 1.8%
500,000	New Mexico Finance Authority 5.00%, 06/15/2018	582,145

NEW YORK - 11.4%
500,000	Brooklyn Arena Local Development Corp., NY 6.00%, 07/15/2030	566,505
500,000	New York City, NY Municipal Water Finance Authority 5.00%, 06/15/2034	538,150
	New York State Dormitory Authority
500,000	6.50%, 12/01/2021	557,430
325,000	7.38%, 07/01/2016	356,918
1,000,000	New York State Urban Development Corp. 5.50%, 01/01/2019	1,179,550
500,000	Westchester County Healthcare Corp., NY 5.00%, 11/01/2030	526,760

		3,725,313

NORTH CAROLINA - 4.2%
500,000	City of Charlotte, NC 5.00%, 06/01/2023	574,430
500,000	North Carolina Turnpike Authority 5.00%, 07/01/2029	551,540
250,000	Town of Cary, NC Combined Utility Systems 4.00%, 12/01/2037	252,143

		1,378,113

PENNSYLVANIA - 4.6%
250,000	City of Philadelphia, PA Gas Works Insured: NATL-RE 7.00%, 05/15/2020	302,140

Principal Amount ($)		Value ($)
Municipal Bonds & Notes (continued)
PENNSYLVANIA - (continued)
	Pennsylvania Turnpike Commission
500,000	0.00%, 12/01/2034 (b)	473,910
500,000	5.00%, 12/01/2032	514,150
205,000	Pittsburgh, PA Water & Sewer Authority Insured: FGIC 7.25%, 09/01/2014	213,823

		1,504,023

RHODE ISLAND - 1.7%
500,000	Rhode Island Health & Educational Building Corp. 6.25%, 09/15/2034	549,600

SOUTH CAROLINA - 5.2%
1,000,000	Georgetown County School District, SC Insured: SCSDE 5.00%, 03/01/2018	1,151,130
500,000	Piedmont Municipal Power Agency, SC Insured: ACG 5.75%, 01/01/2034	559,005

		1,710,135

TENNESSEE - 3.5%
500,000	County of Shelby, TN 5.00%, 03/01/2021	582,250
500,000	State of Tennessee 5.00%, 10/01/2030	568,235

		1,150,485

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Tax-Exempt Fund

Principal Amount ($)		Value ($)
Municipal Bonds & Notes (continued)
TEXAS - 4.2%
500,000	City of Houston, TX Utility System 5.25%, 11/15/2031	557,395
750,000	State of Texas 5.00%, 04/01/2028	810,188

		1,367,583

	Total Municipal Bonds & Notes (Cost $29,685,382)	31,361,201

Total Investments - 95.7% (Cost $29,685,382)		31,361,201

Other Assets & Liabilities, Net - 4.3%		1,410,472

Net Assets - 100.0%		32,771,673

(a)	Variable or floating rate security. The interest rate shown reflects the rate in effect June 30, 2013.
(b)	Convertible Capital Appreciation Bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semi-annual basis until final maturity.

Glossary:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BNY	The Bank of New York Mellon Corp.
FGIC	Financial Guaranty Insurance Corp.
GO OF AUTH	General Obligation of Authority
NATL-RE	National Public Finance Guarantee Corp.
SCSDE	South Carolina School State Department of Education
ST RES FD GTY	State Resource Fund Guaranty
TCRS	Temporary Custodial Receipts

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2013	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes - 97.5%
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.6%
	Federal Home Loan Mortgage Corp. REMIC
127,043	Series 2412, Class OF 1.14%, 12/15/2031 (a)	129,802
78,001	Series 3862, Class MI 3.50%, 11/15/2024 (b)	3,490
211,050	Series 3977, Class AI 3.50%, 09/15/2029 (b)	18,914
189,283	Series 3983, Class EI 3.50%, 11/15/2030 (b)	13,803
915,128	Series 4122, Class CI 3.50%, 10/15/2042 (b)	143,187
865,967	Series 4122, Class AI 3.50%, 10/15/2042 (b)	135,495
4,420	Series 2645, Class BI 4.50%, 02/15/2018 (b)	101
50,627	Series 2643, Class IM 4.50%, 03/15/2018 (b)	2,322
13,050	Series 2781, Class IC 5.00%, 05/15/2018 (b)	347
38,848	Series 2763, Class JI 5.00%, 10/15/2018 (b)	1,879
20,566	Series 3536, Class IP 5.00%, 02/15/2038 (b)	1,347
70,772	Series 2631, Class DI 5.50%, 06/15/2033 (b)	10,795
211,895	Series 3806, Class DS 6.41%, 08/15/2025 (a)(b)	26,703
11,996	Series 2126, Class YI 6.50%, 02/15/2014 (b)	178
1,444	Series 1980, Class IO 7.50%, 07/15/2027 (b)	293
374	Series 33, Class D 8.00%, 04/15/2020	408

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
	Federal Home Loan Mortgage Corp. STRIPS
983	Series 186, Class PO 0.00%, 08/01/2027 (c)	883
1,706	Series 147, Class IO 8.00%, 02/01/2023 (b)	288
2,045	Series 171, Class IO 8.00%, 07/01/2024 (b)	374
915,534	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities Series T-58, Class AIO 0.08%, 09/25/2043 (a)(b)	8,385
	Federal National Mortgage Assoc. REMIC
1,260	Series G92-68, Class B 0.00%, 12/25/2022 (c)	1,242
3,384,164	Series 2003-35, Class QA 0.10%, 05/25/2018 (a)(b)	5,221
186,992	Series 2003-89, Class IO 1.23%, 12/25/2042 (a)(b)	6,411
1,645,654	Series 2012-152, Class IP 3.50%, 08/25/2042 (b)	236,982
255,619	Series 2012-145, Class JI 3.50%, 09/25/2042 (b)	41,559
1,225,618	Series 2013-14, Class IG 4.00%, 03/25/2043 (b)	169,448
418,470	Series 2010-16, Class PA 4.50%, 02/25/2040	444,662
3,239	Series 2003-41, Class BI 5.00%, 08/25/2017 (b)	18
5,395	Series 2003-79, Class HI 5.00%, 10/25/2022 (b)	64
39,112	Series 2003-61, Class IJ 5.00%, 02/25/2032 (b)	1,465
251,082	Series 2010-16, Class PI 5.00%, 02/25/2040 (b)	34,078

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
29,254	Series 2010-21, Class PI 5.00%, 02/25/2040 (b)	2,432
326,426	Series 2010-98, Class DI 5.00%, 09/25/2040 (b)	35,056
89,873	Series 2008-61, Class SB 5.81%, 07/25/2038 (a)(b)	11,062
2,043,847	Series 2010-123, Class SK 5.86%, 11/25/2040 (a)(b)	395,172
	Federal National Mortgage Assoc. STRIPS
6	Series 1992-77, Class K 0.00%, 05/25/2022 (c)	133
86,336	Series 354, Class 1 0.00%, 12/01/2034 (c)	80,511
73,184	Series 362, Class 2 4.50%, 08/01/2035 (b)	9,941
68,584	Series 378, Class 1 4.50%, 01/01/2036 (b)	8,100
48,157	Series 387, Class 2 5.00%, 03/25/2038 (b)	5,640
38,316	Series 387, Class 1 5.00%, 05/25/2038 (b)	4,380
18,735	Series 346, Class 2 5.50%, 12/01/2033 (b)	2,843
29,089	Series 356, Class 21 6.00%, 01/01/2035 (b)	4,874
23,873	Series 356, Class 17 6.00%, 01/01/2035 (b)	4,059
13,117	Series 252, Class 2 7.50%, 11/01/2023 (b)	2,286
1,004	Series 237, Class 2 8.00%, 08/01/2023 (b)	185
6,368	Series 264, Class 2 8.00%, 07/01/2024 (b)	1,190

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
318	Series 12, Class 2 8.50%, 03/01/2017 (b)	33
732	Series 7, Class 2 8.50%, 04/01/2017 (b)	80
121	Series 28, Class 2 8.50%, 01/01/2018 (b)	13
962	Series 150, Class 2 8.50%, 07/25/2022 (b)	201
996	Series 163, Class 2 8.50%, 07/25/2022 (b)	107
1,199	Series 137, Class 2 9.00%, 05/25/2022 (b)	153
	Government National Mortgage Assoc.
182,671	Series 2011-51, Class NI 4.50%, 10/20/2037 (b)	14,732
181,381	Series 2010-101, Class GI 4.50%, 02/20/2038 (b)	18,300
534,721	Series 2010-30, Class PI 4.50%, 03/20/2038 (b)	51,180
529,610	Series 2010-44, Class BI 4.50%, 04/20/2038 (b)	55,558
88,979	Series 2009-118, Class YI 4.50%, 05/20/2038 (b)	8,234
202,454	Series 2010-130, Class PI 4.50%, 08/16/2039 (b)	24,818
120,494	Series 2010-75, Class KI 5.00%, 12/20/2035 (b)	6,954
142,698	Series 2010-42, Class IA 5.00%, 10/20/2037 (b)	11,938
111,017	Series 2010-2, Class QI 5.00%, 01/20/2038 (b)	11,747

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
114,975	Series 2009-103, Class IT 5.00%, 09/20/2038 (b)	12,908
668,955	Series 2010-147, Class PS 5.96%, 05/20/2040 (a)(b)	111,237
1,158,320	Series 2010-147, Class SA 5.98%, 05/20/2040 (a)(b)	193,394
1,051,733	Series 2010-98, Class YS 6.41%, 12/20/2039 (a)(b)	169,207

	Total Agency Collateralized Mortgage Obligations (Cost $2,691,112)	2,698,802

AGENCY MORTGAGE-BACKED SECURITIES - 29.6%
	Federal Home Loan Mortgage Corp.
18,810	4.50%, 06/01/2033 - 02/01/2035 (d)	19,860
581,719	5.00%, 07/01/2035 - 06/01/2041 (d)	643,938
310,012	5.50%, 05/01/2020 - 04/01/2039 (d)	338,336
607,222	6.00%, 04/01/2017 - 11/01/2037 (d)	672,862
4,199	6.50%, 07/01/2029 - 04/01/2031 (d)	4,763
142,587	7.00%, 10/01/2016 - 08/01/2036 (d)	164,143
98,306	7.50%, 01/01/2027 - 09/01/2033 (d)	105,095
13,340	8.00%, 11/01/2030	15,427
50,659	8.50%, 05/01/2020 - 04/01/2030 (d)	54,542
2,366	9.00%, 12/01/2016	2,556
139	9.50%, 04/01/2021	159
	Federal National Mortgage Assoc.
133,484	1.79%, ARM (a)	137,986
10,381	2.01%, ARM (a)	10,869
146,724	2.17%, ARM (a)	154,693
1,156	2.35%, ARM (a)	1,207
32,652	2.36%, ARM (a)	34,612
22,275	2.42%, ARM (a)	23,503
93,639	2.60%, ARM (a)	100,643
20,049	2.65%, ARM (a)	20,438
704	2.77%, ARM (a)	713
8,540,686	3.00%, 01/01/2043 - 06/01/2043 (d)	8,359,317

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Assoc. (continued)
6,899,756	3.50%, 11/01/2042 - 06/01/2043 (d)	7,022,195
847,150	4.00%, 05/01/2019 - 03/01/2041 (d)	884,643
3,980,000	4.00%, TBA (e)	4,141,796
2,922,106	4.50%, 05/01/2018 - 04/01/2041 (d)	3,098,185
4,055,000	4.50%, TBA (e)	4,284,361
1,066,469	5.00%, 07/01/2020 - 06/01/2041 (d)	1,178,901
726,000	5.00%, TBA (e)	781,414
1,175,850	5.50%, 03/01/2014 - 01/01/2039 (d)	1,283,744
1,065,309	6.00%, 09/01/2014 - 07/01/2035 (d)	1,188,324
5,300,000	6.00%, TBA (e)	5,764,579
164,318	6.50%, 08/01/2017 - 08/01/2036 (d)	183,272
482,506	7.00%, 03/01/2015 - 04/01/2036 (d)	556,774
381,935	7.50%, 09/01/2013 - 05/01/2034 (d)	426,607
147,769	8.00%, 07/01/2015 - 11/01/2033 (d)	154,570
169,802	8.50%, 02/01/2018 - 07/01/2031 (d)	184,394
32,679	9.00%, 12/01/2017 - 12/01/2024 (d)	34,495
11,992	9.50%, 09/01/2021	12,462
60,164	9.75%, 02/01/2021	68,721
	Government National Mortgage Assoc.
3,199,000	3.50%, TBA (e)	3,283,294
3,343,669	4.00%, 01/20/2041	3,529,885
725,000	4.00%, TBA (e)	760,117
827,926	4.50%, 08/15/2033 - 03/20/2041 (d)	891,192
128,835	6.00%, 04/15/2027 - 09/15/2036 (d)	145,146
120,317	6.50%, 04/15/2019 - 08/15/2036 (d)	135,135
161,854	7.00%, 12/15/2018 - 10/15/2036 (d)	186,033
163,748	7.50%, 12/15/2018 - 11/15/2031 (d)	172,325
53,214	8.00%, 07/15/2017 - 02/15/2030 (d)	57,867
996	8.50%, 10/15/2022	1,003

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Assoc. (continued)
22,926	9.00%, 11/15/2016 - 12/15/2021 (d)	24,906

	Total Agency Mortgage-Backed Securities (Cost $51,244,988)	51,302,002

ASSET-BACKED SECURITIES - 1.3%
150,000	Ford Credit Auto Lease Trust Series 2013-A, Class C 1.28%, 06/15/2016	148,114
150,000	Ford Credit Auto Owner Trust Series 2012-A, Class C 2.40%, 11/15/2017	155,082
	Hertz Vehicle Financing LLC
250,000	Series 2010-1A, Class B1 5.02%, 02/25/2015 (f)	254,348
1,575,000	Series 2009-2A, Class A2 5.29%, 03/25/2016 (f)	1,672,577

	Total Asset-Backed Securities (Cost $2,135,932)	2,230,121

CORPORATE BONDS & NOTES - 29.5%
AUTOMOBILES & COMPONENTS - 0.3%
	American Axle & Manufacturing, Inc.
147,000	6.25%, 03/15/2021 (g)	150,124
43,000	7.75%, 11/15/2019	47,515
85,000	Delphi Corp. 5.00%, 02/15/2023 (g)	87,762
91,000	Ford Motor Co. 4.75%, 01/15/2043	80,498
214,000	Lear Corp. 4.75%, 01/15/2023 (f)(g)	204,370

		570,269

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
BANKS - 1.8%
	Bank of America Corp.
221,000	3.88%, 03/22/2017	231,661
185,000	5.75%, 12/01/2017	205,806
	Bank of America Corp., MTN
388,000	2.00%, 01/11/2018 (g)	376,225
477,000	3.30%, 01/11/2023 (g)	451,743
	JPMorgan Chase & Co.
217,000	3.38%, 05/01/2023 (g)	202,477
217,000	5.15%, 05/01/2023 (a)(g)(h)	207,778
428,000	PNC Bank NA 2.95%, 01/30/2023 (g)	395,656
324,000	SunTrust Bank 2.75%, 05/01/2023 (g)	298,741
349,000	U.S. Bancorp 3.44%, 02/01/2016	366,078
377,000	Wells Fargo & Co. 3.45%, 02/13/2023 (g)	360,775

		3,096,940

CAPITAL GOODS - 1.9%
206,000	AAR Corp. 7.25%, 01/15/2022 (f)	221,965
198,000	ABB Finance USA, Inc. 1.63%, 05/08/2017	196,879
70,000	Amsted Industries, Inc. 8.13%, 03/15/2018 (f)	74,200
96,000	Cargill, Inc. 6.00%, 11/27/2017 (f)	111,841
58,000	Case New Holland, Inc. 7.88%, 12/01/2017	65,975

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
CAPITAL GOODS (continued)
263,000	Caterpillar, Inc. 1.50%, 06/26/2017 (g)	260,606
213,000	DigitalGlobe, Inc. 5.25%, 02/01/2021 (f)	205,545
	Eaton Corp.
303,000	1.50%, 11/02/2017 (f)	294,433
331,000	2.75%, 11/02/2022 (f)	310,285
208,000	Erickson Air-Crane, Inc. 8.25%, 05/01/2020 (f)(g)	203,060
62,000	JB Poindexter & Co., Inc. 9.00%, 04/01/2022 (f)	65,410
366,000	Kratos Defense & Security Solutions, Inc. 10.00%, 06/01/2017	393,450
	Northrop Grumman Corp.
321,000	1.75%, 06/01/2018	311,710
107,000	4.75%, 06/01/2043	102,674
321,000	Roper Industries, Inc. 2.05%, 10/01/2018 (g)	315,222
81,000	Textron, Inc. 6.20%, 03/15/2015	87,226

		3,220,481

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
	Catholic Health Initiatives
112,000	2.95%, 11/01/2022	104,882
71,000	4.35%, 11/01/2042	64,914
223,000	Service Corp. International 4.50%, 11/15/2020	214,637
210,000	United Rentals North America, Inc. 5.75%, 07/15/2018 (g)	221,550

		605,983

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
CONSUMER DURABLES & APPAREL - 0.5%
271,000	D.R. Horton, Inc. 4.38%, 09/15/2022 (g)	258,805
118,000	Hanesbrands, Inc. 6.38%, 12/15/2020 (g)	126,408
200,000	Levi Strauss & Co. 7.63%, 05/15/2020 (g)	217,000
211,000	RSI Home Products, Inc. 6.88%, 03/01/2018 (f)(g)	216,802

		819,015

CONSUMER SERVICES - 0.6%
84,000	Cedar Fair LP 5.25%, 03/15/2021 (f)	80,955
353,000	CityCenter Holdings LLC 7.63%, 01/15/2016 (g)	374,180
274,000	Host Hotels & Resorts LP 3.75%, 10/15/2023 (g)	251,823
151,000	Vail Resorts, Inc. 6.50%, 05/01/2019 (g)	158,927
	Wynn Las Vegas LLC
122,000	4.25%, 05/30/2023 (f)(g)	113,003
109,000	5.38%, 03/15/2022 (g)	110,635

		1,089,523

DIVERSIFIED FINANCIALS - 3.6%
323,000	American Express Co. 1.55%, 05/22/2018 (g)	313,942
213,000	American Honda Finance Corp. 1.60%, 02/16/2018 (f)(g)	209,650

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
DIVERSIFIED FINANCIALS (continued)
142,000	Caterpillar Financial Services Corp., MTN 1.25%, 11/06/2017 (g)	138,532
	Citigroup, Inc.
216,000	1.25%, 01/15/2016	213,550
217,000	1.75%, 05/01/2018	207,747
259,000	3.50%, 05/15/2023 (g)	233,090
166,000	5.00%, 09/15/2014	172,562
128,000	CNH Capital LLC 3.88%, 11/01/2015 (g)	129,280
214,000	Daimler Finance North America LLC 1.88%, 01/11/2018 (f)(g)	209,053
	Ford Motor Credit Co. LLC
324,000	1.70%, 05/09/2016 (g)	318,934
328,000	3.00%, 06/12/2017 (g)	328,995
206,000	General Motors Financial Co., Inc. 2.75%, 05/15/2016 (f)(g)	203,039
59,000	Goldman Sachs Capital I 6.35%, 02/15/2034	56,850
	Goldman Sachs Group, Inc. (The)
267,000	2.38%, 01/22/2018 (g)	262,430
312,000	3.63%, 01/22/2023 (g)	299,108
153,000	6.75%, 10/01/2037	157,199
129,000	Goldman Sachs Group, Inc. (The), MTN 1.60%, 11/23/2015	129,370
	Hyundai Capital America
92,000	1.63%, 10/02/2015 (f)	91,753
219,000	2.13%, 10/02/2017 (f)	211,938
	Jefferies Group LLC
93,000	5.13%, 01/20/2023 (g)	92,455
75,000	6.50%, 01/20/2043 (g)	72,036

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
DIVERSIFIED FINANCIALS (continued)
268,000	John Deere Capital Corp., MTN 3.15%, 10/15/2021 (g)	265,805
446,000	JPMorgan Chase & Co. 3.20%, 01/25/2023 (g)	424,251
	Morgan Stanley
120,000	2.13%, 04/25/2018 (g)	114,974
42,000	3.75%, 02/25/2023 (g)	40,244
147,000	4.75%, 03/22/2017	156,049
306,000	4.88%, 11/01/2022 (g)	302,858
429,000	Morgan Stanley, MTN 5.55%, 04/27/2017	464,486
388,000	NYSE Euronext 2.00%, 10/05/2017 (g)	386,303

		6,206,483

ENERGY - 3.0%
178,000	Anadarko Petroleum Corp. 6.20%, 03/15/2040 (g)	200,399
82,000	Atlas Pipeline Partners LP 4.75%, 11/15/2021 (f)	73,903
208,000	Chesapeake Energy Corp. 3.25%, 03/15/2016 (g)	207,480
123,000	Concho Resources, Inc. 5.50%, 04/01/2023	121,770
	DCP Midstream Operating LP
153,000	2.50%, 12/01/2017 (g)	151,183
332,000	3.88%, 03/15/2023	311,996
	Denbury Resources, Inc.
83,000	6.38%, 08/15/2021 (g)	87,565
67,000	8.25%, 02/15/2020	72,695
73,000	Energy Transfer Equity LP 7.50%, 10/15/2020 (g)	80,118

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
ENERGY (continued)
394,000	Energy Transfer Partners LP 3.60%, 02/01/2023	369,474
259,000	6.50%, 02/01/2042	277,124
143,000	Enterprise Products Operating LLC 4.45%, 02/15/2043 (g)	127,429
346,000	Forest Oil Corp. 7.25%, 06/15/2019 (g)	326,970
155,000	Kinder Morgan Energy Partners LP 3.50%, 09/01/2023 (g)	145,564
98,000	5.00%, 08/15/2042	92,795
606,000	Linn Energy LLC 6.25%, 11/01/2019 (f)	580,245
79,000	8.63%, 04/15/2020 (g)	83,345
164,000	Murphy Oil Corp. 3.70%, 12/01/2022	152,427
10,000	Newfield Exploration Co. 5.63%, 07/01/2024	9,750
96,000	5.75%, 01/30/2022	95,520
56,000	Peabody Energy Corp. 6.25%, 11/15/2021 (g)	54,320
112,000	Plains Exploration & Production Co. 6.50%, 11/15/2020	118,878
96,000	Range Resources Corp. 5.75%, 06/01/2021 (g)	99,360
169,000	Rockies Express Pipeline LLC 3.90%, 04/15/2015 (f)	168,155
134,000	Rowan Cos., Inc. 5.40%, 12/01/2042 (g)	121,885
120,000	Sabine Pass Liquefaction LLC 5.63%, 02/01/2021 (f)	116,700
123,000	Targa Resources Partners LP 4.25%, 11/15/2023 (f)	110,393

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
ENERGY (continued)
214,000	Unit Corp. 6.63%, 05/15/2021	219,350
381,000	Williams Cos., Inc. (The) 3.70%, 01/15/2023 (g)	354,678
211,000	WPX Energy, Inc. 5.25%, 01/15/2017 (g)	217,330

		5,148,801

FOOD & STAPLES RETAILING - 0.2%
409,000	Ingles Markets, Inc. 5.75%, 06/15/2023 (f)	404,910

FOOD, BEVERAGE & TOBACCO - 2.3%
434,000	Alliance One International, Inc. 10.00%, 07/15/2016 (g)	445,935
108,000	Altria Group, Inc. 2.95%, 05/02/2023 (g)	100,245
108,000	4.50%, 05/02/2043 (g)	96,418
461,000	Anheuser-Busch InBev Finance, Inc. 2.63%, 01/17/2023 (g)	433,422
94,000	Anheuser-Busch InBev Worldwide, Inc. 2.50%, 07/15/2022 (g)	87,933
72,000	5.38%, 11/15/2014	76,450
64,000	Archer-Daniels-Midland Co. 4.02%, 04/16/2043 (g)	56,253
119,000	Coca-Cola Co. (The) 3.30%, 09/01/2021	121,883
220,000	ConAgra Foods, Inc. 1.90%, 01/25/2018 (g)	216,513
82,000	Constellation Brands, Inc. 3.75%, 05/01/2021 (g)	76,978
210,000	7.25%, 09/01/2016 (g)	239,662

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
FOOD, BEVERAGE & TOBACCO (continued)
642,000	Diageo Investment Corp. 2.88%, 05/11/2022 (g)	621,025
207,000	Hawk Acquisition Sub, Inc. 4.25%, 10/15/2020 (f)	198,461
58,000	Kraft Foods Group, Inc. 1.63%, 06/04/2015	58,646
350,000	2.25%, 06/05/2017 (g)	352,785
335,000	5.00%, 06/04/2042 (g)	340,553
	Philip Morris International, Inc.
361,000	2.50%, 05/16/2016 (g)	375,242
111,000	4.13%, 03/04/2043 (g)	99,012

		3,997,416

HEALTHCARE EQUIPMENT & SERVICES - 1.8%
166,000	Ascension Health, Inc. 4.85%, 11/15/2053	166,000
173,000	Baxter International, Inc. 1.85%, 06/15/2018 (g)	171,801
157,000	3.20%, 06/15/2023 (g)	154,323
92,000	Cigna Corp. 2.75%, 11/15/2016	95,548
306,000	4.00%, 02/15/2022	314,703
122,000	5.38%, 02/15/2042 (g)	130,553
284,000	DaVita HealthCare Partners, Inc. 5.75%, 08/15/2022	284,710
96,000	6.38%, 11/01/2018 (g)	100,440
51,000	DENTSPLY International, Inc. 2.75%, 08/15/2016	52,400
101,000	4.13%, 08/15/2021	102,710
484,000	Express Scripts Holding Co. 2.65%, 02/15/2017 (g)	493,259
355,000	3.13%, 05/15/2016	369,402

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
HEALTHCARE EQUIPMENT & SERVICES (continued)
51,000	Fresenius Medical Care U.S. Finance, Inc. 5.75%, 02/15/2021 (f)	53,805
114,000	HCA, Inc. 6.50%, 02/15/2020 (g)	123,619
90,000	Memorial Sloan-Kettering Cancer Center 4.13%, 07/01/2052	80,611
387,000	UnitedHealth Group, Inc. 2.88%, 03/15/2023 (g)	364,389

		3,058,273

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
83,000	Revlon Consumer Products Corp. 5.75%, 02/15/2021 (f)(g)	81,236

INSURANCE - 1.3%
107,000	Allstate Corp. (The) 3.15%, 06/15/2023	104,109
75,000	4.50%, 06/15/2043 (g)	74,241
247,000	American International Group, Inc. 4.88%, 06/01/2022 (g)	263,761
234,000	Berkshire Hathaway Finance Corp. 3.00%, 05/15/2022	226,824
224,000	Berkshire Hathaway, Inc. 1.55%, 02/09/2018 (g)	219,709
224,000	4.50%, 02/11/2043 (g)	213,699
79,000	CNA Financial Corp. 5.88%, 08/15/2020 (g)	89,538
101,000	Genworth Financial, Inc. 7.70%, 06/15/2020 (g)	116,022
141,000	Hartford Financial Services Group, Inc. 6.63%, 03/30/2040 (g)	168,171

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
INSURANCE (continued)
	Liberty Mutual Group, Inc.
166,000	4.25%, 06/15/2023 (f)	160,715
80,000	6.50%, 05/01/2042 (f)(g)	85,883
212,000	Nationwide Financial Services, Inc. 5.38%, 03/25/2021 (f)	231,521
	Prudential Financial, Inc.
113,000	5.20%, 03/15/2044 (a)(g)	107,209
104,000	5.63%, 06/15/2043 (a)	102,180
51,000	Prudential Financial, Inc., MTN 5.63%, 05/12/2041 (g)	53,151

		2,216,733

MATERIALS - 1.6%
	Ashland, Inc.
212,000	3.00%, 03/15/2016 (f)(g)	214,120
201,000	3.88%, 04/15/2018 (f)	199,744
206,000	Ball Corp. 4.00%, 11/15/2023 (g)	191,322
129,000	CF Industries, Inc. 4.95%, 06/01/2043 (g)	122,959
209,000	Cliffs Natural Resources, Inc. 4.88%, 04/01/2021 (g)	189,715
82,000	Eagle Spinco, Inc. 4.63%, 02/15/2021 (f)	79,028
747,000	Eastman Chemical Co. 2.40%, 06/01/2017	749,002
	Freeport-McMoRan Copper & Gold, Inc.
316,000	2.38%, 03/15/2018 (f)(g)	300,870
275,000	5.45%, 03/15/2043 (f)(g)	243,342
257,000	Hexion U.S. Finance Corp. 6.63%, 04/15/2020 (f)(g)	257,642

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
MATERIALS (continued)
208,000	Huntsman International LLC 4.88%, 11/15/2020	206,440
93,000	Sealed Air Corp. 5.25%, 04/01/2023 (f)	90,675

		2,844,859

MEDIA - 1.5%
106,000	CCO Holdings LLC 8.13%, 04/30/2020	116,335
205,000	Cequel Communications Holdings I LLC 5.13%, 12/15/2021 (f)(g)	193,725
	Comcast Corp.
107,000	4.25%, 01/15/2033 (g)	102,712
164,000	4.50%, 01/15/2043 (g)	157,221
	COX Communications, Inc.
272,000	2.95%, 06/30/2023 (f)	247,940
75,000	3.25%, 12/15/2022 (f)(g)	70,703
50,000	4.70%, 12/15/2042 (f)(g)	44,516
	DIRECTV Holdings LLC
269,000	3.80%, 03/15/2022 (g)	258,871
336,000	5.15%, 03/15/2042 (g)	300,796
	Discovery Communications LLC
111,000	3.25%, 04/01/2023 (g)	104,303
55,000	4.88%, 04/01/2043	51,034
67,000	4.95%, 05/15/2042	62,965
128,000	McClatchy Co. (The) 9.00%, 12/15/2022 (f)	135,040
65,000	News America, Inc. 6.65%, 11/15/2037 (g)	75,039
382,000	Omnicom Group, Inc. 3.63%, 05/01/2022 (g)	369,119

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
MEDIA (continued)
139,000	Time Warner Cable, Inc. 4.50%, 09/15/2042 (g)	108,180
112,000	Viacom, Inc. 2.50%, 12/15/2016	115,640

		2,514,139

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.3%
	AbbVie, Inc.
303,000	1.20%, 11/06/2015 (f)	303,508
203,000	1.75%, 11/06/2017 (f)(g)	199,089
247,000	2.00%, 11/06/2018 (f)(g)	239,798
128,000	2.90%, 11/06/2022 (f)	119,939
293,000	Actavis, Inc. 3.25%, 10/01/2022 (g)	273,700
76,000	Agilent Technologies, Inc. 5.50%, 09/14/2015 (g)	82,965
	Amgen, Inc.
210,000	5.38%, 05/15/2043 (g)	218,009
141,000	5.65%, 06/15/2042 (g)	150,978
153,000	Cardinal Health, Inc. 3.20%, 03/15/2023	143,075
	Merck & Co., Inc.
149,000	1.30%, 05/18/2018	144,668
323,000	2.80%, 05/18/2023 (g)	306,246
129,000	4.15%, 05/18/2043 (g)	123,414
	Mylan, Inc.
516,000	2.60%, 06/24/2018 (f)(g)	509,166
124,000	7.88%, 07/15/2020 (f)	143,158
360,000	Novartis Capital Corp. 2.40%, 09/21/2022	339,002
214,000	Pfizer, Inc. 3.00%, 06/15/2023 (g)	207,998

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
124,000	Valeant Pharmaceuticals International 6.38%, 10/15/2020 (f)(g)	123,225
	Zoetis, Inc.
112,000	1.15%, 02/01/2016 (f)	111,690
112,000	1.88%, 02/01/2018 (f)(g)	109,762
187,000	3.25%, 02/01/2023 (f)	178,033

		4,027,423

REAL ESTATE - 0.4%
109,000	American Tower Corp. 3.50%, 01/31/2023	100,008
313,000	Corporate Office Properties LP 3.60%, 05/15/2023 (f)(g)	289,480
177,000	DDR Corp. 4.63%, 07/15/2022 (g)	179,195
221,000	Ventas Realty LP 2.70%, 04/01/2020	209,283

		777,966

RETAILING - 1.2%
	Amazon.com, Inc.
201,000	1.20%, 11/29/2017 (g)	194,601
201,000	2.50%, 11/29/2022 (g)	182,836
208,000	CST Brands, Inc. 5.00%, 05/01/2023 (f)(g)	203,840
133,000	Gap, Inc. (The) 5.95%, 04/12/2021 (g)	147,333
	Glencore Funding LLC
311,000	2.50%, 01/15/2019 (f)	281,721
107,000	4.13%, 05/30/2023 (f)(g)	95,620

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
RETAILING (continued)
216,000	TJX Cos., Inc. 2.50%, 05/15/2023	200,620
695,000	Tops Holding Corp. 8.88%, 12/15/2017 (f)	755,813

		2,062,384

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
83,000	Amkor Technology, Inc. 6.38%, 10/01/2022 (f)	81,755
200,000	Intel Corp. 1.35%, 12/15/2017	195,934
324,000	Texas Instruments, Inc. 2.25%, 05/01/2023 (g)	291,739

		569,428

SOFTWARE & SERVICES - 1.0%
205,000	Autodesk, Inc. 1.95%, 12/15/2017 (g)	200,214
	eBay, Inc.
315,000	1.35%, 07/15/2017	309,900
296,000	2.60%, 07/15/2022 (g)	276,323
55,000	4.00%, 07/15/2042 (g)	46,830
	Equinix, Inc.
49,000	4.88%, 04/01/2020	48,265
49,000	5.38%, 04/01/2023	48,265
147,000	GXS Worldwide, Inc. 9.75%, 06/15/2015	149,940
435,000	Microsoft Corp. 2.38%, 05/01/2023 (g)	403,424
337,000	Oracle Corp. 1.20%, 10/15/2017 (g)	327,641

		1,810,802

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
206,000	Brocade Communications Systems, Inc. 4.63%, 01/15/2023 (f)	194,670
214,000	EMC Corp. 1.88%, 06/01/2018 (g)	211,786
211,000	iGATE Corp. 9.00%, 05/01/2016 (g)	220,495
214,000	Viasystems, Inc. 7.88%, 05/01/2019 (f)	226,840

		853,791

TELECOMMUNICATION SERVICES - 1.2%
	AT&T, Inc.
93,000	0.88%, 02/13/2015	93,086
263,000	2.95%, 05/15/2016 (g)	275,024
301,000	4.35%, 06/15/2045	262,935
374,000	Cincinnati Bell, Inc. 8.25%, 10/15/2017 (g)	391,765
10,000	Crown Castle Towers LLC 6.11%, 01/15/2020 (f)	11,490
96,000	Frontier Communications Corp. 7.13%, 03/15/2019 (g)	101,520
470,000	Hughes Satellite Systems Corp. 6.50%, 06/15/2019	500,550
128,000	MetroPCS Wireless, Inc. 6.25%, 04/01/2021 (f)(g)	130,720
	Verizon Communications, Inc.
68,000	2.45%, 11/01/2022 (g)	61,782
68,000	3.85%, 11/01/2042 (g)	56,652

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
TELECOMMUNICATION SERVICES (continued)
215,000	Windstream Corp. 6.38%, 08/01/2023 (g)	202,100

		2,087,624

TRANSPORTATION - 0.2%
342,000	United Parcel Service, Inc. 2.45%, 10/01/2022 (g)	323,099

UTILITIES - 1.6%
164,000	AES Corp. 4.88%, 05/15/2023	153,340
70,000	Arizona Public Service Co. 6.25%, 08/01/2016	80,376
13,000	Calpine Corp. 7.25%, 10/15/2017 (f)	13,618
276,000	Dominion Resources, Inc. 1.95%, 08/15/2016	281,722
38,000	DPL, Inc. 7.25%, 10/15/2021 (g)	39,520
	Duke Energy Corp.
92,000	1.63%, 08/15/2017 (g)	90,400
455,000	3.05%, 08/15/2022	433,869
117,000	Exelon Corp. 4.90%, 06/15/2015 (g)	125,278
58,000	Florida Power & Light Co. 4.13%, 02/01/2042 (g)	54,859
111,000	Great Plains Energy, Inc. 4.85%, 06/01/2021	118,090
9,000	MidAmerican Energy Holdings Co. 6.13%, 04/01/2036	10,243
167,000	NextEra Energy Capital Holdings, Inc. 2.60%, 09/01/2015	172,090

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
UTILITIES (continued)
	Nisource Finance Corp.
126,000	3.85%, 02/15/2023	122,504
109,000	4.80%, 02/15/2044 (g)	99,076
215,000	Northeast Utilities 1.45%, 05/01/2018	208,927
21,000	Oglethorpe Power Corp. 5.38%, 11/01/2040	21,966
71,000	Pacific Gas & Electric Co. 6.05%, 03/01/2034	83,038
142,000	PacifiCorp 6.25%, 10/15/2037 (g)	173,378
112,000	Potomac Edison Co. (The) 5.35%, 11/15/2014	118,805
324,000	Public Service Electric & Gas Co., MTN 2.38%, 05/15/2023	300,662

		2,701,761

	Total Corporate Bonds & Notes (Cost $52,842,189)	51,089,339

FOREIGN CORPORATE BONDS & NOTES - 14.6%
AUTOMOBILES & COMPONENTS - 0.1%
150,000	Jaguar Land Rover Automotive PLC 5.63%, 02/01/2023 (f)(g)	146,250

BANKS - 4.2%
	Banco del Estado de Chile
150,000	2.00%, 11/09/2017 (g)	143,337
150,000	2.00%, 11/09/2017 (f)	143,337
100,000	Banco do Nordeste do Brasil SA 3.63%, 11/09/2015 (f)	99,820

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
BANKS (continued)
150,000	Banco Latinoamericano de Comercio Exterior SA 3.75%, 04/04/2017 (f)	152,250
110,000	Banco Mercantil del Norte SA 6.86%, 10/13/2021 (a)(f)	115,214
548,000	Barclays Bank PLC 2.25%, 05/10/2017 (f)	562,905
200,000	Caixa Economica Federal 2.38%, 11/06/2017 (g)	185,000
140,000	Central American Bank for Economic Integration 5.38%, 09/24/2014 (f)	147,536
294,000	Commonwealth Bank of Australia 0.75%, 01/15/2016 (f)(g)	291,830
342,000	Corp. Andina de Fomento 4.38%, 06/15/2022 (g)	349,965
429,000	Deutsche Bank AG 4.30%, 05/24/2028 (a)(g)	396,893
	European Investment Bank
735,000	0.88%, 12/15/2014	740,250
200,000	4.88%, 01/17/2017 (g)	225,566
200,000	Export Credit Bank of Turkey 5.38%, 11/04/2016 (f)	208,750
200,000	Industry & Construction Bank St. Petersburg OJSC Via Or-ICB for Industry 5.01%, 09/29/2015 (a)	203,750
	KFW
729,000	2.00%, 10/04/2022 (g)	685,570
31,000	4.50%, 07/16/2018	35,247
372,000	Korea Development Bank (The) 3.25%, 03/09/2016	385,429
38,000	National Agricultural Cooperative Federation 4.25%, 01/28/2016 (f)	40,162

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
BANKS (continued)
315,000	National Australia Bank, Ltd. 3.00%, 01/20/2023 (g)	296,105
324,000	Nordea Bank AB 1.63%, 05/15/2018 (f)(g)	313,675
441,000	Royal Bank of Canada 1.20%, 09/19/2017 (g)	430,705
420,000	Royal Bank of Scotland Group PLC 6.40%, 10/21/2019 (g)	467,270
200,000	Russian Agricultural Bank OJSC Via RSHB Capital SA 7.75%, 05/29/2018 (f)	224,500
200,000	Sberbank of Russia Via SB Capital SA 4.95%, 02/07/2017 (f)	207,900
210,000	Standard Chartered PLC 3.95%, 01/11/2023 (f)(g)	195,732

		7,248,698

CAPITAL GOODS - 0.5%
	Bombardier, Inc.
86,000	4.25%, 01/15/2016 (f)(g)	88,365
400,000	5.75%, 03/15/2022 (f)(g)	399,000
88,000	7.75%, 03/15/2020 (f)(g)	98,120
	Ingersoll-Rand Global Holding Co., Ltd.
111,000	2.88%, 01/15/2019 (f)(g)	109,638
155,000	4.25%, 06/15/2023 (f)	154,336
88,000	5.75%, 06/15/2043 (f)(g)	89,750

		939,209

CONSUMER SERVICES - 0.2%
224,000	Carnival Corp. 1.20%, 02/05/2016 (g)	222,529

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
CONSUMER SERVICES (continued)
117,000	NCL Corp., Ltd. 5.00%, 02/15/2018 (f)	115,245

		337,774

DIVERSIFIED FINANCIALS - 1.1%
400,000	Credit Suisse AG 2.60%, 05/27/2016 (f)(g)	416,618
191,000	GTL Trade Finance, Inc. 7.25%, 10/20/2017	208,190
304,000	Invesco Finance PLC 3.13%, 11/30/2022	284,143
324,000	LeasePlan Corp. NV 2.50%, 05/16/2018 (f)	312,597
266,000	Nomura Holdings, Inc. 2.00%, 09/13/2016	263,234
100,000	Power Sector Assets & Liabilities Management Corp. 7.39%, 12/02/2024 (f)	121,500
100,000	Sinochem Overseas Capital Co., Ltd. 4.50%, 11/12/2020 (f)	99,090
189,000	Woodside Finance, Ltd. 4.50%, 11/10/2014 (f)	197,297

		1,902,669

ENERGY - 4.2%
	BP Capital Markets PLC
324,000	1.38%, 05/10/2018	312,665
42,000	2.25%, 11/01/2016	43,044
498,000	2.50%, 11/06/2022	454,736
216,000	2.75%, 05/10/2023 (g)	200,142
200,000	CNOOC Finance 2013, Ltd. 1.75%, 05/09/2018 (g)	191,523
74,000	Ecopetrol SA 7.63%, 07/23/2019 (g)	87,875

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
ENERGY (continued)
106,000	Gazprom OAO Via Gaz Capital SA 6.21%, 11/22/2016 (f)	114,957
	Korea National Oil Corp.
137,000	2.88%, 11/09/2015 (f)	140,593
500,000	3.13%, 04/03/2017 (f)(g)	504,096
299,000	Nexen, Inc. 6.40%, 05/15/2037 (g)	326,008
238,000	Noble Holding International, Ltd. 5.25%, 03/15/2042 (g)	213,919
209,000	Odebrecht Drilling Norbe VIII/IX, Ltd. 6.35%, 06/30/2021 (f)(g)	212,135
200,000	Pacific Rubiales Energy Corp. 5.13%, 03/28/2023 (f)	190,000
	Petrobras Global Finance BV
215,000	3.00%, 01/15/2019 (g)	200,248
211,000	4.38%, 05/20/2023 (g)	195,669
	Petrobras International Finance Co.
438,000	3.50%, 02/06/2017	437,145
45,000	3.88%, 01/27/2016	46,522
	Petroleos Mexicanos
220,000	3.50%, 01/30/2023 (f)(g)	203,500
81,000	5.50%, 01/21/2021 (g)	86,670
200,000	6.00%, 03/05/2020	221,000
19,000	6.50%, 06/02/2041	19,713
150,000	Petroleum Co. of Trinidad & Tobago, Ltd. 6.00%, 05/08/2022	158,625
388,000	Schlumberger Investment SA 2.40%, 08/01/2022 (f)	360,701
283,000	Sinopec Capital 2013, Ltd. 3.13%, 04/24/2023 (f)	255,947

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
ENERGY (continued)
200,000	State Oil Co. of the Azerbaijan Republic 5.45%, 02/09/2017	206,500
199,000	Talisman Energy, Inc. 6.25%, 02/01/2038 (g)	214,414
215,000	Total Capital Canada, Ltd. 1.45%, 01/15/2018	210,232
734,000	Total Capital International SA 1.55%, 06/28/2017 (g)	728,157
	Transocean, Inc.
87,000	3.80%, 10/15/2022 (g)	83,032
55,000	6.50%, 11/15/2020 (g)	62,000
	Weatherford International, Ltd.
328,000	4.50%, 04/15/2022 (g)	324,855
77,000	5.95%, 04/15/2042	73,021
56,000	6.75%, 09/15/2040 (g)	58,119
200,000	Zhaikmunai LP 7.13%, 11/13/2019 (f)	201,500

		7,339,263

FOOD, BEVERAGE & TOBACCO - 0.6%
31,000	Corp. Lindley SA 4.63%, 04/12/2023 (f)	30,147
	Diageo Capital PLC
217,000	1.13%, 04/29/2018 (g)	208,723
134,000	1.50%, 05/11/2017	132,916
174,000	2.63%, 04/29/2023	162,216
317,000	Heineken NV 1.40%, 10/01/2017 (f)	308,313
	Imperial Tobacco Finance PLC
79,000	2.05%, 02/11/2018 (f)	77,740
174,000	3.50%, 02/11/2023 (f)(g)	163,916

		1,083,971

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
INSURANCE - 0.2%
326,000	QBE Insurance Group, Ltd. 2.40%, 05/01/2018 (f)(g)	319,953

MATERIALS - 1.2%
	Agrium, Inc.
214,000	3.50%, 06/01/2023	206,275
321,000	4.90%, 06/01/2043 (g)	304,496
	Barrick Gold Corp.
216,000	2.50%, 05/01/2018 (f)(g)	194,051
217,000	4.10%, 05/01/2023 (f)(g)	181,646
	Corp. Nacional del Cobre de Chile
55,000	4.25%, 07/17/2042 (f)(g)	45,865
22,000	5.63%, 09/21/2035 (f)	22,633
81,000	FMG Resources August 2006 Pty, Ltd. 7.00%, 11/01/2015 (f)(g)	82,215
105,000	Kinross Gold Corp. 6.88%, 09/01/2041 (g)	99,421
200,000	LyondellBasell Industries NV 6.00%, 11/15/2021	225,116
163,000	Teck Resources, Ltd. 5.40%, 02/01/2043 (g)	143,187
166,000	Vale Overseas, Ltd. 4.38%, 01/11/2022 (g)	158,503
	Xstrata Finance Canada, Ltd.
305,000	2.70%, 10/25/2017 (f)	296,083
108,325	5.80%, 11/15/2016 (f)	118,258

		2,077,749

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
MEDIA - 0.3%
208,000	Cogeco Cable, Inc. 4.88%, 05/01/2020 (f)	202,800
220,000	Globo Comunicacao e Participacoes SA 6.25%, 07/20/2015 (f)(g)(h)(i)	226,600

		429,400

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
220,000	Sanofi 1.25%, 04/10/2018	213,334

TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
85,000	Flextronics International, Ltd. 4.63%, 02/15/2020 (f)(g)	82,875
	Seagate HDD Cayman
164,000	4.75%, 06/01/2023 (f)	153,750
400,000	7.00%, 11/01/2021 (g)	430,000

		666,625

TELECOMMUNICATION SERVICES - 0.4%
450,000	America Movil SAB de CV 2.38%, 09/08/2016 (g)	458,194
	Telefonica Emisiones SAU
63,000	3.19%, 04/27/2018 (g)	61,089
152,000	4.57%, 04/27/2023 (g)	145,793

		665,076

TRANSPORTATION - 0.3%
175,000	Russian Railways via RZD Capital PLC, MTN 5.74%, 04/03/2017	185,938
200,000	SCF Capital, Ltd. 5.38%, 10/27/2017 (f)	195,000
200,000	Transnet SOC, Ltd. 4.50%, 02/10/2016 (f)	205,125

		586,063

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
UTILITIES - 0.8%
96,000	AES Panama SA 6.35%, 12/21/2016 (f)	104,400
19,000	Empresa de Energia de Bogota SA 6.13%, 11/10/2021 (f)	19,760
	Majapahit Holding BV
200,000	7.25%, 06/28/2017 (f)	221,500
345,000	7.75%, 10/17/2016 (f)	383,381
	State Grid Overseas Investment 2013, Ltd.
200,000	1.75%, 05/22/2018 (f)(g)	191,937
215,000	4.38%, 05/22/2043 (f)	194,196
203,000	TransAlta Corp. 4.50%, 11/15/2022 (g)	193,961
65,000	Transportadora de Gas del Peru SA 4.25%, 04/30/2028 (f)(g)	57,850

		1,366,985

	Total Foreign Corporate Bonds & Notes (Cost $26,191,872)	25,323,019

MUNICIPAL BONDS & NOTES - 0.5%
45,000	American Municipal Power, Inc. OH 6.27%, 02/15/2050	47,959
195,000	Denver City & County School District No 1 4.24%, 12/15/2037	168,517
111,000	Municipal Electric Authority of Georgia 6.64%, 04/01/2057	119,864

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
MUNICIPAL BONDS & NOTES (continued)
50,000	New Jersey Transportation Trust Fund Authority 6.88%, 12/15/2039	55,586
320,000	Port Authority of New York & New Jersey 4.46%, 10/01/2062	285,978
55,000	South Carolina State Public Service Authority 6.45%, 01/01/2050	63,503
75,000	State of California 5.70%, 11/01/2021	85,778

	Total Municipal Bonds & Notes (Cost $874,966)	827,185

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7%
332,000	American Tower Trust I Series 13, Class 1A 1.55%, 03/15/2043 (f)	327,388
1,132	Collateralized Mortgage Obligation Trust Series 55, Class B 0.00%, 11/01/2018 (c)	1,132
335,000	Commercial Mortgage Trust Series 2007-GG9, Class AMFX 5.48%, 03/10/2039	358,004
67,967	Credit Suisse First Boston Mortgage Securities Corp. Series 2005-9, Class CB1 5.28%, 10/25/2035 (a)	1,860
110,000	GS Mortgage Securities Corp. II Series 2013-KYO, Class D 2.79%, 11/08/2029 (a)(f)	110,171
41,119	MASTR Alternative Loan Trust Series 2003-5, Class 15AX 5.00%, 08/25/2018 (b)	3,443
320,000	Morgan Stanley Capital I Trust Series 2005-T17, Class AJ 4.84%, 12/13/2041 (a)	330,173

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
104,999	Wells Fargo Mortgage-Backed Securities Trust Series 2006-3, Class B1 5.50%, 03/25/2036	1,647

	Total Non-Agency Collateralized Mortgage Obligations (Cost $1,322,659)	1,133,818

NON-AGENCY COLLATERALIZED MORTGAGE- BACKED SECURITIES - 5.6%
	Banc of America Commercial Mortgage Trust
420,000	Series 2007-1, Class AMFX 5.48%, 01/15/2049 (a)	440,356
300,000	Series 2006-4, Class AM 5.68%, 07/10/2046	333,292
50,000	Series 2007-4, Class A4 5.94%, 02/10/2051 (a)	56,714
50,000	Series 2008-1, Class A4 6.40%, 02/10/2051 (a)	57,582
	Banc of America Merrill Lynch Commercial Mortgage, Inc.
110,000	Series 2005-6, Class A4 5.36%, 09/10/2047 (a)	118,781
200,000	Series 2005-1, Class AJ 5.40%, 11/10/2042 (a)	210,551
	Bear Stearns Commercial Mortgage Securities Trust
112,479	Series 2005-T18, Class A4 4.93%, 02/13/2042 (a)	118,633
24,010	Series 2006-PW11, Class A2 5.56%, 03/11/2039 (a)	24,215
110,000	Series 2006-T22, Class AM 5.77%, 04/12/2038 (a)	119,446
110,000	Series 2006-T22, Class AJ 5.77%, 04/12/2038 (a)	117,934
250,000	Series 2007-PW17, Class AM 5.92%, 06/11/2050 (a)	279,641
230,000	Series 2007-PW18, Class AMA 6.09%, 06/11/2050 (a)	255,441

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
NON-AGENCY COLLATERALIZED MORTGAGE- BACKED SECURITIES (continued)
50,000	Citigroup Commercial Mortgage Trust Series 2006-C5, Class AJ 5.48%, 10/15/2049	46,661
	Commercial Mortgage Pass-Through Certificates
60,000	Series 2005-LP5, Class A4 4.98%, 05/10/2043 (a)	63,552
110,000	Series 2006-C5, Class AM 5.34%, 12/15/2039	116,777
280,000	Series 2006-C8, Class AM 5.35%, 12/10/2046	304,274
295,000	Commercial Mortgage Trust Series 2007-GG9, Class AM 5.48%, 03/10/2039	310,973
	GS Mortgage Securities Trust
110,000	Series 2011-GC5, Class A2 3.00%, 08/10/2044	114,821
30,000	Series 2011-GC5, Class B 5.47%, 08/10/2044 (a)(f)	32,289
400,000	Series 2006-GG8, Class AM 5.59%, 11/10/2039	435,125
	JP Morgan Chase Commercial Mortgage Securities Corp.
996,711	Series 2012-LC9, Class XA 2.10%, 12/15/2047 (a)(b)	112,164
110,000	Series 2013-C13, Class C 4.19%, 01/15/2046 (j)	99,170
227,693	Series 2005-CB11, Class A4 5.34%, 08/12/2037 (a)	240,965
	JP Morgan Chase Commercial Mortgage Securities Trust
140,000	Series 2012-CBX, Class AS 4.27%, 06/15/2045	142,165

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
NON-AGENCY COLLATERALIZED MORTGAGE- BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust (continued)
100,000	Series 2006-LDP8, Class AM 5.44%, 05/15/2045	109,438
220,000	Series 2007-CB18, Class A4 5.44%, 06/12/2047	244,704
990,000	Series 2007-LD11, Class A4 6.00%, 06/15/2049 (a)	1,112,510
	JPMBB Commercial Mortgage Securities Trust
65,000	Series 2013-C12, Class AS 4.03%, 07/15/2045 (a)	64,061
105,000	Series 2013-C12, Class D 4.09%, 07/15/2045 (a)	82,891
50,000	JPMCC Commercial Mortgage Pass-Through Certificates Series 2005-LDP1, Class A4 5.04%, 03/15/2046 (a)	52,487
220,000	LB Commercial Mortgage Trust Series 2007-C3, Class AM 6.08%, 07/15/2044 (a)	243,934
	LB-UBS Commercial Mortgage Trust
270,000	Series 2005-C5, Class A4 4.95%, 09/15/2030	287,453
120,000	Series 2006-C1, Class A4 5.16%, 02/15/2031	129,868
50,000	Series 2006-C4, Class A4 6.06%, 06/15/2038 (a)	55,642
	ML-CFC Commercial Mortgage Trust
300,000	Series 2006-3, Class AM 5.46%, 07/12/2046 (a)	321,656
50,000	Series 2006-3, Class AJ 5.49%, 07/12/2046 (a)	46,847
	Morgan Stanley Bank of America Merrill Lynch Trust
210,000	Series 2013-C10, Class AS 4.22%, 07/15/2046 (j)	210,391
105,000	Series 2013-C10, Class C 4.22%, 07/15/2046 (a)(j)	101,161
140,000	Series 2013-C8, Class D 4.31%, 12/15/2048 (a)(f)	114,910

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
NON-AGENCY COLLATERALIZED MORTGAGE- BACKED SECURITIES (continued)
	Morgan Stanley Capital I Trust
191,269	Series 2004-T13, Class A4 4.66%, 09/13/2045	192,582
300,000	Series 2005-IQ9, Class A5 4.70%, 07/15/2056	314,047
150,000	Series 2006-T21, Class A4 5.16%, 10/12/2052 (a)	162,355
100,000	Series 2012-C4, Class B 5.21%, 03/15/2045 (a)(f)	106,015
170,000	Series 2006-T21, Class AJ 5.27%, 10/12/2052 (a)	180,822
100,000	Series 2006-IQ11, Class B 5.86%, 10/15/2042 (a)	90,501
50,000	Series 2006-T23, Class A4 5.99%, 08/12/2041 (a)	55,823
230,000	Series 2007-IQ16, Class AMA 6.29%, 12/12/2049 (a)	259,602
70,000	Series 2008-T29, Class AM 6.46%, 01/11/2043 (a)	79,680
	Wachovia Bank Commercial Mortgage Trust
260,000	Series 2006-C29, Class AM 5.34%, 11/15/2048	284,807
120,000	Series 2006-C23, Class AM 5.47%, 01/15/2045 (a)	129,452
435,000	Series 2006-C28, Class AM 5.60%, 10/15/2048 (a)	472,075
20,000	Wells Fargo Commercial Mortgage Trust Series 2012-LC5, Class C 4.69%, 10/15/2045 (a)	19,477

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
NON-AGENCY COLLATERALIZED MORTGAGE- BACKED SECURITIES (continued)
110,000	WFRBS Commercial Mortgage Trust Series 2011-C4, Class D 5.42%, 06/15/2044 (a)(f)	109,123

	Total Non-Agency Collateralized Mortgage-Backed Securities (Cost $9,862,646)	9,785,836

SOVEREIGN BONDS - 2.5%
149,000	Banco Nacional de Desenvolvimento Economico e Social 6.37%, 06/16/2018	162,410
582,000	Chile Government International Bond 3.63%, 10/30/2042 (g)	483,060
200,000	Colombia Government International Bond 2.63%, 03/15/2023	179,000
40,000	El Salvador Government International Bond 7.65%, 06/15/2035 (f)	39,300
150,000	Gabonese Republic 8.20%, 12/12/2017	170,250
	Hungary Government International Bond
86,000	4.13%, 02/19/2018	84,065
13,000	4.75%, 02/03/2015	13,228
239,000	6.25%, 01/29/2020	250,950
4,000	7.63%, 03/29/2041	4,196
	Mexico Government International Bond
20,000	5.75%, 10/12/2110	18,350
38,000	6.05%, 01/11/2040 (g)	41,610
210,000	Mexico Government International Bond, MTN 4.75%, 03/08/2044 (g)	187,950
	Panama Government International Bond
65,000	4.30%, 04/29/2053 (g)	52,488
50,000	6.70%, 01/26/2036	58,375
156,000	Peruvian Government International Bond 6.55%, 03/14/2037 (g)	184,860

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
SOVEREIGN BONDS (continued)
220,000	Philippine Government International Bond 6.38%, 01/15/2032	260,425
	Poland Government International Bond
15,000	3.00%, 03/17/2023 (g)	13,575
239,000	5.00%, 03/23/2022	257,522
13,000	6.38%, 07/15/2019	15,195
250,000	Republic of Angola Via Northern Lights III BV 7.00%, 08/16/2019	257,812
100,000	Republic of Belarus 8.75%, 08/03/2015	100,750
	Republic of Serbia
200,000	5.25%, 11/21/2017 (f)	196,000
440,000	7.25%, 09/28/2021 (f)	454,850
	Romanian Government International Bond
64,000	4.38%, 08/22/2023 (f)	61,121
38,000	6.75%, 02/07/2022 (f)	42,507
31,294	Russian Foreign Bond - Eurobond 7.50%, 03/31/2030	36,715
100,000	Sri Lanka Government International Bond 6.25%, 10/04/2020 (f)	100,000
	Turkey Government International Bond
333,000	3.25%, 03/23/2023 (g)	292,207
249,000	6.88%, 03/17/2036	278,569
50,472	Uruguay Government International Bond 6.88%, 09/28/2025	60,718

	Total Sovereign Bonds (Cost $4,672,546)	4,358,058

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
U.S. GOVERNMENT AGENCIES - 0.8%
1,477,000	Federal Home Loan Mortgage Corp. 2.38%, 01/13/2022 (g)	1,438,063

	Total U.S. Government Agencies (Cost $1,524,595)	1,438,063

U.S. TREASURIES - 10.8%
	U.S. Treasury Bonds
3,248,300	3.13%, 02/15/2043	3,032,847
5,121,900	4.50%, 02/15/2036	6,101,064
3,348,800	2.88%, 05/15/2043	2,964,210
	U.S. Treasury Notes
5,863,900	0.63%, 04/30/2018	5,667,366
425,500	1.00%, 05/31/2018	418,220
298,000	2.00%, 02/15/2023 (g)	286,825
145,000	2.13%, 08/15/2021	144,445

	Total U.S. Treasuries (Cost $19,261,974)	18,614,977

	Total Bonds & Notes (Cost $172,625,479)	168,801,220

Shares
Investment Companies (k) - 21.7%
37,600,603	State Street Navigator Prime Securities Lending Portfolio	37,600,603

	Total Investment Companies (Cost $37,600,603)	37,600,603

Total Investments - 119.2% (Cost $210,226,082)		206,401,823

Other Assets & Liabilities, Net - (19.2)%		(33,312,371)

Net Assets - 100.0%		173,089,452

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	Highland Fixed Income Fund

(a)	Variable or floating rate security. The interest rate shown reflects the rate in effect June 30, 2013.
(b)	Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(c)	Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(d)	Securities are grouped by coupon and represent a range of maturities.
(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(f)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At June 30, 2013, these securities amounted to $26,628,948 or 15.4% of net assets.
(g)	Securities (or a portion of securities) on loan. As of June 30, 2013, the market value of securities loaned was $37,209,099. The loaned securities were secured with cash and securities collateral of $37,895,250. Collateral is calculated based on prior day’s prices.
(h)	Perpetual Maturity. Maturity date presented represents the next call date.
(i)	Step coupon bond. The interest rate shown reflects the rate in effect June 30, 2013 and will reset at a future date.
(j)	When-issued security.
(k)	Represents investments of cash collateral received in connection with securities lending.

Glossary:

ARM	Adjustable Rate Mortgage
MTN	Medium-Term Note
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Security

The Fund had the following futures contracts, brokered by Royal Bank of Scotland, for which $550,000 was pledged as collateral, open at June 30, 2013:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Futures:
2 Yr. U.S. Treasury Notes	September 2013	33	$7,260,000	$(9,656)
5 Yr. U.S. Treasury Notes	September 2013	110	13,315,156	(175,373)

				(185,029)

Short Futures:
10 Yr. U.S. Treasury Notes	September 2013	153	19,364,063	276,940
30 Yr. U.S. Treasury Bonds	September 2013	86	11,682,562	290,933
Ultra Long U.S. Treasury Bonds	September 2013	36	5,303,250	183,104

				750,977

				$565,948

See accompanying Notes to Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIO (unaudited)

June 30, 2013	Highland Funds II

Securities Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. Generally Accepted Accounting Principles (“GAAP”) establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1	—	Quoted prices for identical investments in active markets.

Level 2	—	Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3	—	Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. Highland Capital Management Fund Advisors, L.P., (the “Investment Adviser” or “Highland”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on National Association of Securities Dealers Automated Quotation (“NASDAQ”) are valued using the NASDAQ Official Closing Price; Level 1 securities primarily include publicly-traded equity securities which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security will be valued at the mean between the most recently quoted bid and asked prices produced by the principal market makers. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Municipal obligations are valued at the quoted bid prices when available. The pricing vendor uses various pricing models for each asset class that are consistent with what other market participants would use. The inputs and assumptions to the model of the pricing vendor are derived from market observable sources including: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing vendor uses available information as applicable such as benchmark curves, benchmarking of like securities, sector groupings, and matrix pricing. The pricing vendor considers all available market observable inputs in determining the evaluation for a security. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and primarily comprise our portfolio of corporate fixed income, government, mortgage and asset-backed securities.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

June 30, 2013	Highland Funds II

In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing vendors may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances we classify the investment securities in Level 3.

The Funds use non-binding broker quotes as the primary basis for valuation when there is limited, or no, relevant market activity for a specific investment or for other investments that share similar characteristics. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker quotes are included in Level 3. As is the case with the primary pricing vendor, third-party brokers do not provide access to their proprietary valuation models, inputs and assumptions. Accordingly, Highland conducts internal reviews of pricing for all such investment securities periodically to ensure reasonableness of valuations used in the Funds’ financial statements. These reviews are designed to identify prices that appear stale, those that have changed significantly from prior valuations, and other anomalies that may indicate that a price may not be accurate. Based on the information available, Highland believes that the fair values provided by the brokers are representative of prices that would be received to sell the assets at the measurement date (exit prices).

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost which approximates market value and these are included in Level 2.

Written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and those are also included in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the New York Stock Exchange (“NYSE”). In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a model to identify affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Portfolio securities may be valued using techniques other than market quotations, under the circumstances described above. The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Funds could sell a portfolio security for the value established for it at any time and it is possible that the Funds would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s net asset value (“NAV”).

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

June 30, 2013	Highland Funds II

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at the value at the beginning of the period. The following tables present the Funds’ investments measured at fair value on a recurring basis at June 30, 2013:

	Total value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Alpha Trend Strategies Fund
Assets
Exchange-Traded Funds	$640,040	$640,040	$—	$—
Investment Companies	658,000	658,000	—	—

Total Assets	1,298,040	1,298,040	—	—

Liabilities
Securities Sold Short	(712,100)	(712,100)	—	—

Total Liabilities	(712,100)	(712,100)	—	—

Total	$585,940	$585,940	$—	$—

	Total value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Alternative Income Fund
Assets
Exchange-Traded Funds	$3,596,636	$3,596,636	$—	$—

Total Assets	3,596,636	3,596,636	—	—

Liabilities
Securities Sold Short	(371,522)	(371,522)	—	—

Total Liabilities	(371,522)	(371,522)	—	—

Total	$3,225,114	$3,225,114	$—	$—

	Total value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Trend Following Fund
Assets
Exchange-Traded Funds	$1,272,328	$1,272,328	$—	$—
Investment Companies	266,805	266,805	—	—

Total	$1,539,133	$1,539,133	$—	$—

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

June 30, 2013	Highland Funds II

	Total value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Allocation Fund
Assets
U.S. Senior Loans(1)	$14,757,334	$—	$14,757,334	$—
Non-U.S. Senior Loans(1)	7,567,140	—	7,567,140	—
U.S. Asset-Backed Securities	5,702,400	—	5,702,400	—
Non-U.S. Asset-Backed Securities	13,746,400	—	13,746,400	—
U.S. Corporate Bonds & Notes(1)	3,263,270	—	3,263,270	—
Non-U.S. Corporate Bonds & Notes(1)	10,260,079	—	10,260,079	—
U.S. Equity(1)	37,909,340	37,909,340	—	—
Non-U.S. Equity(1)	64,447,145	64,447,145	—	—
U.S. Exchange-Traded Funds	6,161,800	6,161,800	—	—
Non-U.S. Exchange-Traded Funds	10,531,672	10,531,672	—	—
U.S. Master Limited Partnerships(1)	3,691,265	3,691,265	—	—
U.S. Investment Companies	41,872,179	41,872,179	—	—

Total	$219,910,024	$164,613,401	$55,296,623	$—

(1)	See Investment Portfolio detail for industry breakout.

	Total value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Dividend Equity Fund
Assets
Common Stocks(1)	$13,467,357	$13,467,357	$—	$—
Exchange-Traded Funds	339,585	339,585	—	—
Investment Companies	4,100,257	4,100,257	—	—

Total	$17,907,199	$17,907,199	$—	$—

(1)	See Investment Portfolio detail for industry breakout.

	Total value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Premier Growth Equity Fund
Assets
Common Stocks(1)	$159,336,952	$159,336,952	$—	$—
Investment Companies	40,614,038	40,614,038	—	—

Total Assets	199,950,990	199,950,990	—	—

Liabilities
Other Financial Instruments
Equity Contracts - Futures(2)	(60,399)	(60,399)	—	—

Total Liabilities	(60,399)	(60,399)	—	—

Total	$199,890,591	$199,890,591	$—	$—

(1)	See Investment Portfolio detail for industry breakout.
(2)	Includes cumulative unrealized appreciation/(depreciation) of future contracts as reported in the Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

June 30, 2013	Highland Funds II

	Total value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small-Cap Equity Fund
Assets
Common Stocks(1)	$38,145,125	$38,145,125	$—	$—
Investment Companies	11,264,843	11,264,843	—	—

Total	$49,409,968	$49,409,968	$—	$—

(1)	See Investment Portfolio detail for industry breakout.

	Total value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Select Equity Fund
Assets
Common Stocks(1)	$22,762,835	$22,762,835	$—	$—
Preferred Stocks(1)	400,936	400,936	—	—
Investment Companies	6,765,888	6,765,888	—	—

Total Assets	29,929,659	29,929,659	—	—

Liabilities
Other Financial Instruments
Equity Contracts - Futures(2)	(4,003)	(4,003)	—	—

Total Liabilities	(4,003)	(4,003)	—	—

Total	$29,925,656	$29,925,656	$—	$—

(1)	See Investment Portfolio detail for industry breakout.
(2)	Includes cumulative unrealized appreciation/(depreciation) of future contracts as reported in the Investment Portfolio.

	Total value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Equity Fund
Assets
Common Stocks(1)	$10,763,532	$10,763,532	$—	$—
Preferred Stocks(1)	147,196	147,196	—	—
Investment Companies	1,010,117	1,010,117	—	—
Other Financial Instruments
Equity Contracts - Futures(2)	5,266	5,266	—	—

Total Assets	11,926,111	11,926,111	—	—

Liabilities
Other Financial Instruments
Equity Contracts - Futures(2)	(3,516)	(3,516)	—	—

Total Liabilities	(3,516)	(3,516)	—	—

Total	$11,922,595	$11,922,595	$—	$—

(1)	See Investment Portfolio detail for industry breakout.
(2)	Includes cumulative unrealized appreciation/(depreciation) of future contracts as reported in the Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

June 30, 2013	Highland Funds II

	Total value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Return Fund
Assets
Agency Collateralized Mortgage Obligations	$297,174	$—	$297,174	$—
Agency Mortgage-Backed Securities	6,829,480	—	6,829,480	—
Asset-Backed Securities	111,616	—	111,616	—
Corporate Bonds & Notes(1)	7,160,102	—	7,160,102	—
Foreign Corporate Bonds & Notes	3,875,387	—	3,875,387	—
Municipal Bonds & Notes	161,908	—	161,908	—
Non-Agency Collateralized Mortgage Obligations	172,078	—	172,078	—
Non-Agency Collateralized Mortgage-Backed Securities	1,346,768	—	1,346,768	—
Sovereign Bonds	515,143	—	515,143	—
U.S. Government Agencies	150,914	—	150,914	—
U.S. Treasuries	3,076,808	—	3,076,808	—
Domestic Equity(1)	25,760,468	25,760,468	—	—
Foreign Equity(1)	17,496,900	17,496,900	—	—
Exchange-Traded Funds	2,867,555	2,867,555	—	—
Investment Companies	20,910,717	20,910,717	—	—
Other Financial Instruments
Interest Rate Contracts - Futures(2)	127,145	127,145	—	—

Total Assets	90,860,163	67,162,785	23,697,378	—

Liabilities
Other Financial Instruments
Equity Contracts - Futures(2)	(59,988)	(59,988)	—	—
Interest Rate Contracts - Futures(2)	(51,714)	(51,714)	—	—

Total Liabilities	(111,702)	(111,702)	—	—

Total	$90,748,461	$67,051,083	$23,697,378	$—

(1)	See Investment Portfolio detail for industry breakout.
(2)	Includes cumulative unrealized appreciation/(depreciation) of future contracts as reported in the Investment Portfolio.

	Total value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Tax-Exempt Fund
Assets
Municipal Bonds & Notes	$31,361,201	$—	$31,361,201	$—

Total	$31,361,201	$—	$31,361,201	$—

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

June 30, 2013	Highland Funds II

	Total value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Fixed Income Fund
Assets
Agency Collateralized Mortgage Obligations	$2,698,802	$—	$2,698,802	$—
Agency Mortgage-Backed Securities	51,302,002	—	51,302,002	—
Asset-Backed Securities	2,230,121	—	2,230,121	—
Corporate Bonds & Notes	51,089,339	—	51,089,339	—
Foreign Corporate Bonds & Notes	25,323,019	—	25,323,019	—
Municipal Bonds & Notes	827,185	—	827,185	—
Non-Agency Collateralized Mortgage Obligations	1,133,818	—	1,133,818	—
Non-Agency Collateralized Mortgage-Backed Securities	9,785,836	—	9,785,836	—
Sovereign Bonds	4,358,058	—	4,358,058	—
U.S. Government Agencies	1,438,063	—	1,438,063	—
U.S. Treasuries	18,614,977	—	18,614,977	—
Investment Companies	37,600,603	37,600,603	—	—
Other Financial Instruments
Interest Rate Contracts - Futures(2)	750,977	750,977	—	—

Total Assets	207,152,800	38,351,580	168,801,220	—

Liabilities
Other Financial Instruments
Interest Rate Contracts - Futures(2)	(185,029)	(185,029)	—	—

Total Liabilities	(185,029)	(185,029)	—	—

Total	$206,967,771	$38,166,551	$168,801,220	$—

(1)	See Investment Portfolio detail for industry breakout.
(2)	Includes cumulative unrealized appreciation/(depreciation) of future contracts as reported in the Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

June 30, 2013	Highland Funds II

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the series valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. There were no transfers between levels 1, 2, or 3 during the period ended June 30, 2013.

Cash & Cash Equivalents

The Funds consider liquid assets deposited with a bank, money market funds, and certain short term debt instruments of sufficient credit quality with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

When-Issued Securities & Forward

Commitments

The Funds may purchase or sell securities on a when-issued or forward commitment basis. These transactions are arrangements in which the Funds purchase and sell securities with payment and delivery scheduled a month or more after entering into the transactions. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. In connection with such purchases, the Funds maintain cash or liquid assets in an amount equal to purchase commitments for such underlying securities until settlement date. For sales commitments, the Funds maintain equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at current market value of the underlying security. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage. As of June 30, 2013, the Global Allocation Fund, Total Return Fund and the Fixed Income Fund each held securities on a when-issued basis. These securities are detailed in each Fund’s Investment Portfolio.

Derivative Transactions

The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed-income investments.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

June 30, 2013	Highland Funds II

Forward Foreign Currency Exchange Contracts

Certain Funds enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Funds’ currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Funds’ financial statements. Such amounts appear under the caption Forward Foreign Currency Exchange Contracts in the Investment Portfolio. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Funds’ risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts’ terms. When a Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund’s total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities are segregated so that the value of the account will equal the amount of the Fund’s commitment with respect to the contract. For the period ended June 30, 2013, none of the funds invested in forward foreign currency exchange contracts.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Certain funds invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund will not enter into a transaction involving futures for speculative purposes. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain/(loss) on the expiration or closing of a futures contract. For the period ended June 30, 2013, the Global Allocation Fund, Premier Growth Equity Fund, Global Select Equity Fund, International Equity Fund, Total Return Fund and Fixed Income Fund held futures contracts as detailed in each fund’s Investment Portfolio. The Funds entered into futures transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed-income investments. Securities held as collateral for futures contracts can be found on the Investment Portfolio. The Funds held Cash as collateral for futures contracts. Securities held as collateral for futures contracts can be found on the Investment Portfolio. No funds held securities collateral as of June 30, 2013.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

June 30, 2013	Highland Funds II

U.S. Federal Income Tax Information

Unrealized appreciation and depreciation at June 30, 2013, based on cost of investments for U.S. federal income tax purposes was:

Fund	Gross Appreciation	Gross (Depreciation)	Net Appreciation/ (Depreciation)	Cost
Alpha Trend Strategies Fund	$—	$(145,615)	$(145,615)	$731,555
Alternative Income Fund	—	(313,288)	(313,288)	3,538,402
Trend Following Fund	—	(46,416)	(46,416)	1,585,549
Global Allocation Fund	3,194,298	(10,664,779)	(7,470,481)	227,380,505
Dividend Equity Fund	2,476,707	(29,053)	2,447,654	15,459,545
Premier Growth Equity Fund	49,225,996	(3,258,336)	45,967,660	153,983,330
Small-Cap Equity Fund	6,631,962	(760,582)	5,871,380	43,538,588
Global Select Equity Fund	4,102,076	(245,926)	3,856,150	26,073,509
International Equity Fund	1,616,076	(682,389)	933,687	10,987,158
Total Return Fund	7,715,613	(2,772,996)	4,942,617	85,790,401
Tax-Exempt Fund	1,965,105	(289,679)	1,675,426	29,685,775
Fixed Income Fund	1,480,355	(6,900,612)	(5,420,257)	211,822,080

For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2013	Highland Energy MLP Fund

Principal Amount ($)		Value ($)
Corporate Bonds & Notes - 3.3%
ENERGY - 3.3%
100,000	Energy Transfer Equity LP 7.50%, 10/15/2020	109,750

	Total Corporate Bonds & Notes (Cost $108,500)	109,750

Shares
Common Stocks - 11.7%
ENERGY - 11.7%
4,949	Kinder Morgan, Inc.	188,804
987	Targa Resources Corp.	63,494
4,384	Williams Cos., Inc. (The)	142,349

		394,647

	Total Common Stocks (Cost $394,430)	394,647

Master Limited Partnerships - 89.8%
ENERGY - 89.8%
1,458	Atlas Energy LP	71,427
3,264	Atlas Pipeline Partners LP	124,652
2,242	Boardwalk Pipeline Partners LP	67,708
2,084	Buckeye Partners LP	146,214
6,991	Crosstex Energy LP	144,154
1,458	El Paso Pipeline Partners LP	63,671
4,268	Enbridge Energy Partners LP	130,131
1,822	Energy Transfer Equity LP	108,992
2,610	Energy Transfer Partners LP	131,909
3,737	Enterprise Products Partners LP	232,255
1,603	EQT Midstream Partners LP	78,307
1,301	Genesis Energy LP	67,431
4,554	Inergy LP	72,955
1,968	Inergy Midstream LP (a)	43,759
1,425	Kinder Morgan Energy Partners LP	121,695
2,800	Linn Energy LLC	92,904

Shares		Value ($)
Master Limited Partnerships (continued)
ENERGY (continued)
3,080	Magellan Midstream Partners LP	167,860
3,124	MarkWest Energy Partners LP	208,839
1,152	ONEOK Partners LP	57,047
3,945	Plains All American Pipeline LP	220,171
2,564	Regency Energy Partners LP	69,151
100	Sunoco Logistics Partners LP	6,395
7,000	Tallgrass Energy Partners LP (a)(b)	147,000
3,509	Targa Resources Partners LP	177,029
1,720	Tesoro Logistics LP	103,991
537	Western Gas Partners LP	34,846
2,510	Williams Partners LP	129,516

		3,020,009

	Total Master Limited Partnerships (Cost $2,756,852)	3,020,009

Investment Companies (c) - 4.7%
159,400	State Street Navigator Prime Securities Lending Portfolio	159,400

	Total Investment Companies (Cost $159,400)	159,400

Total Investments - 109.5% (Cost $3,419,182)		3,683,806

Other Assets & Liabilities, Net - (9.5)%		(320,621)

Net Assets - 100.0%		3,363,185

(a)	Securities (or a portion of securities) on loan. As of June 30, 2013, the market value of securities loaned was $153,920. The loaned securities were secured with cash collateral of $159,400. Collateral is calculated based on prior day’s prices.
(b)	Non-income producing security.
(c)	Represents investments of cash collateral received in connection with securities lending.

See accompanying Notes to Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIO (unaudited)

June 30, 2013	Highland Energy MLP Fund

Investment Objective

Highland Energy MLP Fund’s (“the Fund”) investment strategy is to focus on master limited partnership (“MLP”) investments. Under normal market conditions, the Fund seeks to achieve its objective of providing investors with current income and capital appreciation by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of MLP investments. MLPs typically are characterized as “publicly traded partnerships” that qualify to be treated as partnerships for U.S. federal income tax purposes and are principally engaged in one or more aspects of the exploration, production, processing, transmission, marketing, storage or delivery of energy-related commodities, such as natural gas, natural gas liquids, coal, crude oil or refined petroleum products (collectively, the energy industry). The Fund’s MLP investments include investments that offer economic exposure to public MLPs in the form of common or subordinated units issued by MLPs, securities of entities holding primarily general partner or managing member interests in MLPs, debt securities of MLPs, and securities that are derivatives of interests in MLPs, including I-Shares, and derivative instruments in which the Fund may invest that have economic characteristics of MLP securities.

Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. Generally Accepted Accounting Principles (“GAAP”) establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1	—	Quoted prices for identical investments in active markets.

Level 2	—	Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3	—	Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. Highland Capital Management Fund Advisors, L.P., (the “Investment Adviser” or “Highland”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on National Association of Securities Dealers Automated Quotation (“NASDAQ”) are valued using the NASDAQ Official Closing Price; Level 1 securities primarily include publicly-traded equity securities which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security will be valued at the mean between the most recently quoted bid and asked prices produced by the principal market makers. In those circumstances the Fund classifies the investment securities in Level 2.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

June 30, 2013	Highland Energy MLP Fund

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Municipal obligations are valued at the quoted bid prices when available. The pricing vendor uses various pricing models for each asset class that are consistent with what other market participants would use. The inputs and assumptions to the model of the pricing vendor are derived from market observable sources including: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing vendor uses available information as applicable such as benchmark curves, benchmarking of like securities, sector groupings, and matrix pricing. The pricing vendor considers all available market observable inputs in determining the evaluation for a security. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and primarily comprise our portfolio of corporate fixed income, government, mortgage and asset-backed securities.

In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing vendors may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances we classify the investment securities in Level 3.

The Fund uses non-binding broker quotes as the primary basis for valuation when there is limited, or no, relevant market activity for a specific investment or for other investments that share similar characteristics. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker quotes are included in Level 3. As is the case with the primary pricing vendor, third-party brokers do not provide access to their proprietary valuation models, inputs and assumptions. Accordingly, Highland conducts internal reviews of pricing for all such investment securities periodically to ensure reasonableness of valuations used in the Fund’s financial statements. These reviews are designed to identify prices that appear stale, those that have changed significantly from prior valuations, and other anomalies that may indicate that a price may not be accurate. Based on the information available, Highland believes that the fair values provided by the brokers are representative of prices that would be received to sell the assets at the measurement date (exit prices).

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost which approximates market value and these are included in Level 2.

Written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and those are also included in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the New York Stock Exchange (“NYSE”). In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a model to identify affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Portfolio securities may be valued using techniques other than market quotations, under the circumstances described above. The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

June 30, 2013	Highland Energy MLP Fund

Other financial investments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s net asset value (“NAV”).

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at the value at the beginning of the period. The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2013:

	Total value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Energy MLP Fund
Assets
Corporate Bonds & Notes(1)	$109,750	$—	$109,750	$—
Common Stocks(1)	394,647	394,647	—	—
Master Limited Partnerships(1)	3,020,009	3,020,009	—	—
Investment Companies	159,400	159,400	—	—

Total	$3,683,806	$3,574,056	$109,750	$—

(1)	See Investment Portfolio detail for industry breakout.

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the series valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. There were no transfers into or out of levels 1, 2, or 3 during the nine months ended June 30, 2013.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of identified cost for both financial statement and U.S. federal income tax purposes.

The Fund’s income, expenses (other than distribution fees and shareholder service fees) and realized and unrealized gains and losses are allocated proportionally each day among the Fund’s respective share classes based upon the relative net assets of each class share.

Cash & Cash Equivalents

The Fund considers liquid assets deposited with a bank, money market funds, and certain short term debt instruments of sufficient credit quality with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at amortized cost plus accrued interest, which approximates market value.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

June 30, 2013	Highland Energy MLP Fund

Master Limited Partnerships

Entities commonly referred to as MLPs are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986, as amended, and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines), of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

U.S. Federal Income Tax Information

Unrealized appreciation and depreciation at June 30, 2013, based on cost of investments for U.S. federal income tax purposes was:

Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation) Before Tax	Net Appreciation/ (Depreciation) After Tax	Cost
$295,986	$(31,362)	$264,624	$126,002	$3,557,804

For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, TX 75201

Sub-Advisers

Anchor Capital Management Group, Inc.

15 Enterprise, Suite 450

Aliso Viejo, California 92656

Brookmont Capital Management, LLC

2000 McKinney Avenue, Suite 810

Dallas, Texas 75201

GE Asset Management Incorporated

1600 Summer Street

Stamford, CT 06905

Palisade Capital Management, LLC

One Bridge Plaza

Fort Lee, NJ 07024

Incline Analytics, LLC

4790 Caughlin Parkway, Suite 214

Reno, NV 89519

(for Highland Energy MLP Fund)

Highland Capital Management, L.P.

300 Crescent Court, Suite 700

Dallas, TX 75201

Transfer Agent

Boston Financial Data Services, Inc.

30 Dan Road

Canton, MA 02021

Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road, 1st Floor

Berwyn, PA 19312

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Fund Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

This report has been prepared for shareholders of Highland Alpha Trend Strategies Fund, Highland Alternative Income Fund, Highland Energy MLP Fund, Highland Trend Following Fund, Highland Global Allocation Fund, Highland Dividend Equity Fund, Highland Premier Growth Equity Fund, Highland Small-Cap Equity Fund, Highland Global Select Equity Fund, Highland International Equity Fund, Highland Total Return Fund, Highland Tax-Exempt Fund and Highland Fixed Income Fund (collectively, the “Funds”). The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, and the Funds’ proxy voting records for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may also obtain the Form N-Q by visiting the Funds’ website at www.highlandfunds.com.

The Statements of Additional Information include additional information about the Funds’ Trustees and are available upon request without charge by calling 1-877-665-1287.

| 90

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Highland Funds II

By (Signature and Title)* /s/ Ethan Powell

Ethan Powell, Executive Vice President and Principal Executive Officer

(principal executive officer)

Date    08/29/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Ethan Powell

Ethan Powell, Executive Vice President and Principal Executive Officer

(principal executive officer)

Date    08/29/13

By (Signature and Title)* /s/ Brian Mitts

Brian Mitts, Chief Financial Officer and Treasurer

(principal financial officer)

Date    08/29/13

*	Print the name and title of each signing officer under his or her signature.